FILE NO.  33-5186
                                                               FILE NO. 811-4651
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 27          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 27                 (X)
                                   ---------
                          JOHN HANCOCK STRATEGIC SERIES
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1700
                                   ---------
                                 SUSAN S. NEWTON
                          Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective:
( )  immediately upon filing pursuant to paragraph (b) of Rule 485
( )  on (DATE) pursuant to paragraph (b) of Rule 485
( )  75 days after filing pursuant to paragraph (a) of Rule 485
(X)  on May 1, 1998 pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

List all Funds in the Trust:
     John Hancock Sovereign U.S. Government Income Fund
     John Hancock Strategic Income Fund


Item Number Form N-1A,                                                          Statement of Additional
      Part A                          Prospectus Caption                          Information Caption
      ------                          ------------------                          -------------------
        1                     Front Cover Page                                             *
        2                     Overview; Investor Expenses;                                 *

        3                     Financial Highlights                                         *

        4                     Overview; Goal and Strategy; Portfolio                       *
                              Securities; Risk Factors; Business
                              Structure; More About Risk

        5                     Overview; Business Structure;                                *
                              Manager/Subadviser; Investor Expenses

        6                     Choosing a Share Class; Buying Shares;                       *
                              Selling Shares; Transaction Policies;
                              Dividends and Account Policies;
                              Additional Investor Services

        7                     Choosing a Share Class; How Sales Charges                    *
                              are Calculated; Sales Charge Deductions
                              and Waivers; Opening an Account; Buying
                              Shares; Transaction Policies; Additional
                              Investor Services

        8                     Selling Shares; Transaction Policies;                        *
                              Dividends and Account Policies

        9                     Not Applicable                                               *

       10                                        *                         Front Cover Page

       11                                        *                         Table of Contents

       12                                        *                         Organization of the Fund

       13                                        *                         Investment Objectives and Policies;
                                                                           Certain Investment Practices;
                                                                           Investment Restrictions

       14                                        *                         Those Responsible for Management

       15                                        *                         Those Responsible for Management

       16                                        *                         Investment Advisory; Subadvisory
                                                                           and Other Services; Distribution
                                                                           Contract; Transfer Agent Services;
                                                                           Custody of Portfolio; Independent
                                                                           Auditors

       17                                        *                         Brokerage Allocation

       18                                        *                         Description of Fund's Shares

       19                                        *                         Net Asset Value; Additional
                                                                           Services and Programs

       20                                        *                         Tax Status

       21                                        *                         Distribution Contract

       22                                        *                         Calculation of Performance

       23                                        *                         Financial Statements


                                  JOHN HANCOCK

                                  Income Funds

                                     [LOGO]

--------------------------------------------------------------------------------

Prospectus
May 1, 1998*


This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:
  o  are not bank deposits
  o  are not federally insured
  o  are not endorsed by any bank or
     government agency
  o  are not guaranteed to achieve
     their goal(s)

Some of these funds may invest up to 100% in junk bonds; read risk information carefully.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


*October 1, 1997 as revised December
8, 1997 for Sovereign Bond Fund


Government Income Fund

High Yield Bond Fund

Intermediate Maturity
Government Fund

Sovereign Bond Fund

Sovereign U.S. Government
Income Fund

Strategic Income Fund

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm
       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents

-------------------------------------------------------------------------------

A fund-by-fund look at goals,          Government Income Fund                              4
strategies, risks, expenses
and financial history.                 High Yield Bond Fund                                6

                                       Intermediate Maturity Government Fund               8

                                       Sovereign Bond Fund                                10

                                       Sovereign U.S. Government Income Fund              12

                                       Strategic Income Fund                              14


Policies and instructions for          Your account
opening, maintaining and closing
an account in any income fund.         Choosing a share class                             16

                                       How sales charges are calculated                   16

                                       Sales charge reductions and waivers                17

                                       Opening an account                                 18

                                       Buying shares                                      19

                                       Selling shares                                     20

                                       Transaction policies                               22

                                       Dividends and account policies                     22

                                       Additional investor services                       23


Details that apply to the income       Fund details
funds as a group.
                                       Business structure                                 24

                                       Sales compensation                                 25

                                       More about risk                                    27


                                       For more information                       back cover

Overview

-------------------------------------------------------------------------------

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Portfolio securities
The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[Clip Art] Risk factors
The major risk factors associated with the fund.

[Clip Art] Portfolio management
The individual or group designated by the investment adviser to handle the fund's day-to-day management.

[Clip Art] Expenses
The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[Clip Art] Financial highlights
A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

GOAL OF THE INCOME FUNDS

John Hancock income funds seek current income without sacrificing total return. Some of the funds also invest for stability of principal. Each fund has its own strategy and its own risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o   are seeking a regular stream of income
o are seeking higher potential returns than money market funds and are willing to accept moderate risk of volatility
o   want to diversify their portfolios
o are seeking a mutual fund for the income portion of an asset allocation portfolio
o   are retired or nearing retirement

Income funds may NOT be appropriate if you:

o   are investing for maximum return over a long time horizon
o   require absolute stability of your principal

THE MANAGEMENT FIRM


All John Hancock income funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $26 billion in assets.

Government Income Fund

REGISTRANT NAME:
JOHN HANCOCK BOND TRUST    TICKER SYMBOL     CLASS A: JHGIX       CLASS B: TSGIX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks to earn a high level of current income consistent with preservation of capital. To pursue this goal, the fund invests primarily in U.S. Government and agency securities of any maturity, as described below. Stability of share price is a secondary goal.

PORTFOLIO SECURITIES

[Clip Art] Under normal circumstances, the fund invests at least 80% of assets in securities that are issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities. These may include Treasuries, mortgage-backed securities such as Ginnie Maes, Freddie Macs and Fannie Maes, and repurchase agreements and forward commitments involving these securities.

For liquidity and flexibility, the fund may place up to 20% of assets in high-quality short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including asset-backed securities, U.S. dollar-denominated foreign government securities and derivative and leveraged investments, and may engage in other investment practices. Investments in asset-backed and foreign government securities must be in the two highest and four highest rating categories, respectively, or if unrated, be of comparable quality. Up to 10% of assets may be invested in foreign government bonds rated BB/Ba or B (junk bonds).

RISK FACTORS

[Clip Art] As with most income funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities (including U.S. Government and mortgage-backed securities). To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page
27. Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions.

The U.S. Government does not guarantee the market value or the current yield of government securities, nor does the government's guarantee in any way extend to the fund itself. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip Art] Barry H. Evans, CFA, leader of the fund's portfolio management team since January 1995, is a senior vice president of the adviser. He has been in the investment business since joining John Hancock Funds in 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                       Class A      Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    4.50%        none
 Maximum sales charge imposed on
 reinvested dividends                                   none         none
 Maximum deferred sales charge                          none(1)      5.00%
 Redemption fee(2)                                      none         none
 Exchange fee                                           none         none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                         0.63%        0.63%
 12b-1 fee(3)                                           0.25%        1.00%
 Other expenses                                         0.25%        0.25%
 Total fund operating expenses                          1.13%        1.88%

Example
The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                     Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
 Class A shares                  $56         $79         $104        $176
 Class B shares
    Assuming redemption
    at end of period             $69         $89         $122        $200
    Assuming no redemption       $19         $59         $102        $200

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


4  GOVERNMENT INCOME FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

Volatility, as indicated by Class B year-by-year total investment return (%) (scale varies from fund to fund)

[The data below was represented by a bar graph in the printed materials.]


10/88(1)   10/89  10/90   10/91   10/92     10/93    10/94      10/95(2)   10/96   5/97(3)  11/97(13)
--------   -----  -----   -----   -----     -----    -----      --------   -----   -------  ---------
 2.40(6)   10.22   3.71   14.38  8.81(7)   9.86(7)  (6.42)(7)   14.49(7)    3.84   2.02(6)  6.25(6)

---------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                                                10/94(1)    10/95(2)          10/96
---------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value ("NAV"), beginning of period                                           $8.85          $8.75          $9.32
 Net investment income (loss)                                                            0.06           0.72           0.65(4)
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                                 (0.10)          0.57          (0.25)
---------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                       (0.04)          1.29           0.40
---------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income                                                (0.06)         (0.72)         (0.65)
---------------------------------------------------------------------------------------------------------------------------------
 NAV, end of period                                                                     $8.75          $9.32          $9.07
---------------------------------------------------------------------------------------------------------------------------------
 Total investment return at NAV(5) (%)                                                  (0.45)(6)      15.32(7)        4.49
---------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at NAV(5) (%)                                         (0.46)(6)      15.28             --
---------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                             223        470,569        396,323
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets(7) (%)                                          0.12(6)        1.19           1.17
---------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets(7) (%)                      0.71(6)        7.38           7.10
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                               92            102(9)         106
---------------------------------------------------------------------------------------------------------------------------------
 Debt outstanding at end of period (000s omitted)(10) ($)                                 0.0             --             --
---------------------------------------------------------------------------------------------------------------------------------
 Average daily amount of debt outstanding during the period (000s omitted)(10) ($)        349            N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------
 Average monthly number of shares outstanding during the period (000s omitted)         28,696            N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------
 Average daily amount of debt outstanding per share during the period(10) ($)            0.01            N/A            N/A


--------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                                             5/97(3)      11/97(13)
--------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value ("NAV"), beginning of period                                          $9.07          $8.93
 Net investment income (loss)                                                           0.37(4)        0.31(4)
--------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                                (0.14)          0.27
--------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                       0.23           0.58
--------------------------------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income                                               (0.37)         (0.31)
--------------------------------------------------------------------------------------------------------------
 NAV, end of period                                                                    $8.93          $9.20
--------------------------------------------------------------------------------------------------------------
 Total investment return at NAV(5) (%)                                                  2.57(6)        6.65(6)
--------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at NAV(5) (%)                                           --             --
--------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                        359,758        353,318
--------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets(7) (%)                                         1.13(8)        1.13(8)
--------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets(7) (%)                     7.06(8)        6.92(8)
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                             129             53
--------------------------------------------------------------------------------------------------------------
 Debt outstanding at end of period (000s omitted)(10) ($)                                 --             --
--------------------------------------------------------------------------------------------------------------
 Average daily amount of debt outstanding during the period (000s omitted)(10) ($)       N/A            N/A
--------------------------------------------------------------------------------------------------------------
 Average monthly number of shares outstanding during the period (000s omitted)           N/A            N/A
--------------------------------------------------------------------------------------------------------------
 Average daily amount of debt outstanding per share during the period(10) ($)            N/A            N/A

--------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                      10/88(1)          10/89       10/90       10/91       10/92
--------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
--------------------------------------------------------------------------------------------------------------------------------
 NAV, beginning of period                                       $10.58         $10.01       $9.98       $9.37       $9.79
--------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                     0.69(4)        0.98        0.88        0.89        0.80
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments          (0.45)         (0.01)      (0.54)       0.40        0.03
--------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                 0.24           0.97        0.34        1.29        0.83
--------------------------------------------------------------------------------------------------------------------------------
 Less distributions
--------------------------------------------------------------------------------------------------------------------------------
    Dividends from net investment income                         (0.64)         (1.00)      (0.95)      (0.87)      (0.79)
--------------------------------------------------------------------------------------------------------------------------------
    Distributions from net realized gain on investments sold     (0.17)            --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                          (0.81)         (1.00)      (0.95)      (0.87)      (0.79)
--------------------------------------------------------------------------------------------------------------------------------
 NAV, end of period                                             $10.01          $9.98       $9.37       $9.79       $9.83
--------------------------------------------------------------------------------------------------------------------------------
 Total investment return at NAV(5) (%)                            2.40(6)       10.22        3.71       14.38        8.81(7)
--------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at NAV(5,11) (%)                1.02(6)        9.40        3.67          --        8.66
--------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000s omitted) ($)                     6,966         26,568      64,707     129,014     225,540
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                      1.38(6)        2.00        2.00        2.00        2.00(7)
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(12) (%)         2.76(6)        2.82        2.04          --          --
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average
 net assets (%)                                                   6.34(6)        9.64        9.22        9.09        8.03(7)
--------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss)
 to average net assets(12) (%)                                    4.96(6)        8.82        9.18          --          --
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                       174            151          83         162         112
--------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share ($)                                      0.15           0.08       0.004          --          --
--------------------------------------------------------------------------------------------------------------------------------
 Debt outstanding at end of period (000s omitted)(10) ($)           --             --          --          --           0
--------------------------------------------------------------------------------------------------------------------------------
 Average daily amount of debt outstanding during the
 period (000s omitted)(10) ($)                                      --             --          --          --       6,484
--------------------------------------------------------------------------------------------------------------------------------
 Average monthly number of shares outstanding during
 the period (000s omitted)                                          --             --          --          --      18,572
--------------------------------------------------------------------------------------------------------------------------------
 Average daily amount of debt outstanding per share
 during the period(10) ($)                                          --             --          --          --        0.35
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                        10/93            10/94       10/95(2)          10/96
--------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
--------------------------------------------------------------------------------------------------------------------------
 NAV, beginning of period                                       $9.83           $10.05          $8.75          $9.32
--------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                    0.70             0.65           0.65           0.58(4)
--------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments          0.24            (1.28)          0.57          (0.24)
--------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                0.94            (0.63)          1.22           0.34
--------------------------------------------------------------------------------------------------------------------------
 Less distributions
--------------------------------------------------------------------------------------------------------------------------
    Dividends from net investment income                        (0.72)           (0.65)         (0.65)         (0.58)
--------------------------------------------------------------------------------------------------------------------------
    Distributions from net realized gain on investments sold       --            (0.02)            --             --
--------------------------------------------------------------------------------------------------------------------------
    Total distributions                                         (0.72)           (0.67)         (0.65)         (0.58)
--------------------------------------------------------------------------------------------------------------------------
 NAV, end of period                                            $10.05            $8.75          $9.32          $9.08
--------------------------------------------------------------------------------------------------------------------------
 Total investment return at NAV(5) (%)                           9.86(7)         (6.42)(7)      14.49(7)        3.84
--------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at NAV(5,11) (%)               9.85            (6.43)         14.47             --
--------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
 Net assets end of period (000s omitted) ($)                  293,413          241,061        226,954        178,124
--------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                     2.00(7)          1.93(7)        1.89(7)        1.90
--------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(12) (%)          --               --             --             --
--------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average
 net assets (%)                                                  7.06(7)          6.98(7)        7.26(7)        6.37
--------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss)
 to average net assets(12) (%)                                     --               --             --             --
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                      138               92            102(9)         106
--------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share ($)                                       --               --             --             --
--------------------------------------------------------------------------------------------------------------------------
 Debt outstanding at end of period (000s omitted)(10) ($)           0                0             --             --
--------------------------------------------------------------------------------------------------------------------------
 Average daily amount of debt outstanding during the
 period (000s omitted)(10) ($)                                    503              349            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------
 Average monthly number of shares outstanding during
 the period (000s omitted)                                     26,378           28,696            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------
 Average daily amount of debt outstanding per share
 during the period(10) ($)                                       0.02             0.01            N/A            N/A
--------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
 Class B - period ended:                                       5/97(3)      11/97(13)
----------------------------------------------------------------------------------------
 Per share operating performance
----------------------------------------------------------------------------------------
 NAV, beginning of period                                        $9.08          $8.93
----------------------------------------------------------------------------------------
 Net investment income (loss)                                     0.33(4)        0.28(4)
----------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments          (0.15)          0.27
----------------------------------------------------------------------------------------
 Total from investment operations                                 0.18           0.55
----------------------------------------------------------------------------------------
 Less distributions
----------------------------------------------------------------------------------------
    Dividends from net investment income                         (0.33)         (0.28)
----------------------------------------------------------------------------------------
    Distributions from net realized gain on investments sold        --             --
----------------------------------------------------------------------------------------
    Total distributions                                          (0.33)         (0.28)
----------------------------------------------------------------------------------------
 NAV, end of period                                              $8.93          $9.20
----------------------------------------------------------------------------------------
 Total investment return at NAV(5) (%)                            2.02(6)        6.25(6)
----------------------------------------------------------------------------------------
 Total adjusted investment return at NAV(5,11) (%)                  --             --
----------------------------------------------------------------------------------------
 Ratios and supplemental data
----------------------------------------------------------------------------------------
 Net assets end of period (000s omitted) ($)                   153,390        147,385
----------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                      1.87(8)        1.88(8)
----------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(12) (%)           --             --
----------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average
 net assets (%)                                                   6.32(8)        6.18(8)
----------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss)
 to average net assets(12) (%)                                      --             --
----------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                       129             53
----------------------------------------------------------------------------------------
 Fee reduction per share ($)                                        --             --
----------------------------------------------------------------------------------------
 Debt outstanding at end of period (000s omitted)(10) ($)           --             --
----------------------------------------------------------------------------------------
 Average daily amount of debt outstanding during the
 period (000s omitted)(10) ($)                                     N/A            N/A
----------------------------------------------------------------------------------------
 Average monthly number of shares outstanding during
 the period (000s omitted)                                         N/A            N/A
----------------------------------------------------------------------------------------
 Average daily amount of debt outstanding per share
 during the period(10) ($)                                         N/A            N/A
----------------------------------------------------------------------------------------


(1) Class A and Class B shares commenced operations on September 30, 1994 and February 23, 1988, respectively.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)   Effective May 31, 1997, the fiscal year end changed from October 31 to May
      31.
(4)   Based on the average of the shares outstanding at the end of each month.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)   Not annualized.
(7) Excludes interest expense, which equals 0.04% for Class A for the year ended October 31, 1995 and 0.15%, 0.01%, 0.01% and 0.02% for Class B for the years ended October 31, 1992, 1993, 1994 and 1995, respectively.
(8)   Annualized.
(9)   Portfolio turnover rate excludes merger activity.
(10) Debt outstanding consists of reverse repurchase agreements entered into during the year.
(11) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(12)  Unreimbursed, without fee reduction.

(13)  Unaudited.



                                                        GOVERNMENT INCOME FUND 5

High Yield Bond Fund


REGISTRANT NAME:
JOHN HANCOCK BOND TRUST   TICKER SYMBOL
                            CLASS A: JHHBX    CLASS B: TSHYX       CLASS C: N/A
-------------------------------------------------------------------------------


GOAL AND STRATEGY

[Clip Art] The fund seeks to maximize current income without assuming undue risk. To pursue this goal, the fund invests primarily in junk bonds, i.e. lower-rated, higher-yielding debt securities. Because the performance of junk bonds has historically been influenced by economic conditions, the fund may rotate securities selection by business sector according to the economic outlook.

The fund also seeks capital appreciation, but only when consistent with its primary goal.

PORTFOLIO SECURITIES

[Clip Art] Under normal circumstances, the fund invests at least 65% of assets in bonds rated lower than BBB/Baa and their unrated equivalents. Up to 30% of assets may be invested in bonds rated CC/Ca. Up to 40% of assets may be invested in the securities of issuers in the electric utility and telephone industries. For all other industries, the limitation is 25% of assets.

Types of bonds include, but are not limited to, domestic and foreign corporate bonds, debentures, notes, convertible securities, preferred stocks, municipal obligations and government obligations.

The fund may also invest up to 20% of net assets in U.S. or foreign equities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including restricted securities, and may engage in other investment practices.

RISK FACTORS

[Clip Art] Investors should expect greater fluctuations in share price, yield and total return compared with less aggressive bond funds. These fluctuations, whether positive or negative, may be sharp and unanticipated.

Issuers of junk bonds are typically in weak financial health and their ability to pay interest and principal is uncertain. Compared with issuers of investment-grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. Junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news. Before you invest, please read "More about risk" starting on page 27.

PORTFOLIO MANAGEMENT

[Clip Art] Arthur N. Calavritinos, CFA, leader of the fund's portfolio management team since July 1995, is a vice president of the adviser. He joined John Hancock Funds in 1988 and has been in the investment business since 1987.

-------------------------------------------------------------------------------


INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Class C expenses are based on Class B expenses as no Class C shares were issued or outstanding during the past year. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses              Class A     Class B     Class C
--------------------------------------------------------------------------------
 Maximum sales charge imposed on
 purchases (as a percentage of
 offering price)                               4.50%       none        none
 Maximum sales charge imposed on
 reinvested dividends                          none        none        none
 Maximum deferred sales charge                 none(1)     5.00%       1.00%
 Redemption fee(2)                             none        none        none
 Exchange fee                                  none        none        none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                0.54%       0.54%       0.54%
 12b-1 fee(3)                                  0.25%       1.00%       1.00%
 Other expenses                                0.25%       0.25%       0.25%
 Total fund operating expenses                 1.04%       1.79%       1.79%


Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


--------------------------------------------------------------------------------
 Share class                     Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
 Class A shares                  $55         $77         $100        $166
--------------------------------------------------------------------------------
 Class B shares
--------------------------------------------------------------------------------
    Assuming redemption
    at end of period             $68         $86         $117        $191
    Assuming no redemption       $18         $56         $97         $191

--------------------------------------------------------------------------------
 Class C shares
--------------------------------------------------------------------------------
    Assuming redemption
    at end of period             $28         $56         $97         $211
    Assuming no redemption       $18         $56         $97         $211


    This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


6  HIGH YIELD BOND FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

Volatility, as indicated by Class B year-by-year total investment return (%) (scale varies from fund to fund)

[The data below was represented by a bar graph in the printed materials.]

10/87(1)    10/88    10/89     10/90     10/91   10/92   10/93    10/94  10/95(2)   10/96   5/97(3)  11/97(11)
--------    -----    -----     -----     -----   -----   -----    -----  --------   -----   -------  ---------
(0.10)(5)    9.77    (4.51)    (8.04)    34.21   11.56   21.76    (1.33)   7.97     15.24   10.06(6)   8.27(6)


--------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                          10/93(1)          10/94       10/95(2)       10/96
--------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
--------------------------------------------------------------------------------------------------------------------------
 Net asset value ("NAV"), beginning of period                        $8.10          $8.23          $7.33       $7.20
--------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                         0.33           0.80(4)        0.72        0.76(4)
--------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments               0.09          (0.83)         (0.12)       0.35
--------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                     0.42          (0.03)          0.60        1.11
--------------------------------------------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income                             (0.29)         (0.82)         (0.73)      (0.76)
--------------------------------------------------------------------------------------------------------------------------
    Distributions from net realized gain on investments sold            --          (0.05)            --          --
--------------------------------------------------------------------------------------------------------------------------
    Total distributions                                              (0.29)         (0.87)         (0.73)      (0.76)
--------------------------------------------------------------------------------------------------------------------------
 NAV, end of period                                                  $8.23          $7.33          $7.20       $7.55
--------------------------------------------------------------------------------------------------------------------------
 Total investment return at NAV(5) (%)                                4.96(6)       (0.59)          8.83       16.06
--------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                        2,344         11,696         26,452      52,792
--------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                          0.91(7)        1.16           1.16        1.10
--------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)     12.89(7)       10.14          10.23       10.31
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                           204            153             98         113
--------------------------------------------------------------------------------------------------------------------------
 Average Brokerage Commission Rate(8)($)                                --             --             --          --
--------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------
 Class A - period ended:                                           5/97(3)      11/97(11)
--------------------------------------------------------------------------------------------
 Per share operating performance
--------------------------------------------------------------------------------------------
 Net asset value ("NAV"), beginning of period                        $7.55          $7.87
--------------------------------------------------------------------------------------------
 Net investment income (loss)                                         0.45           0.39
--------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments               0.32           0.28
--------------------------------------------------------------------------------------------
 Total from investment operations                                     0.77           0.67
--------------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income                             (0.45)         (0.39)
--------------------------------------------------------------------------------------------
    Distributions from net realized gain on investments sold            --             --
--------------------------------------------------------------------------------------------
    Total distributions                                              (0.45)         (0.39)
--------------------------------------------------------------------------------------------
 NAV, end of period                                                  $7.87          $8.15
--------------------------------------------------------------------------------------------
 Total investment return at NAV(5) (%)                               10.54(6)        8.68(6)
--------------------------------------------------------------------------------------------
 Ratios and supplemental data
--------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                       97,925        165,597
--------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                          1.05(7)        0.94(7)
--------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)     10.19(7)        9.51(7)
--------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                            78             61
--------------------------------------------------------------------------------------------
 Average Brokerage Commission Rate(8)($)                            0.0583         0.0626
-----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                           10/87(1)          10/88        10/89     10/90       10/91       10/92
----------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
----------------------------------------------------------------------------------------------------------------------------
 NAV, beginning of period                             $9.95          $9.94        $9.70     $8.14       $6.45       $7.44
----------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                          0.01           1.07(4)      1.16      1.09        0.98        0.87
----------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)
 on investments                                       (0.02)         (0.14)       (1.55)    (1.68)       1.06       (0.04)
----------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                     (0.01)          0.93        (0.39)    (0.59)       2.04        0.83
----------------------------------------------------------------------------------------------------------------------------
 Less distributions:
----------------------------------------------------------------------------------------------------------------------------
    Dividends from net investment income                 --          (1.17)       (1.14)    (1.09)      (0.98)      (0.84)
----------------------------------------------------------------------------------------------------------------------------
    Distributions from net realized gain on
    investments sold                                     --             --           --        --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Distributions from capital paid-in                   --             --        (0.03)    (0.01)      (0.07)         --
----------------------------------------------------------------------------------------------------------------------------
    Total distributions                                  --          (1.17)       (1.17)    (1.10)      (1.05)      (0.84)
----------------------------------------------------------------------------------------------------------------------------
 NAV, end of period                                   $9.94          $9.70        $8.14     $6.45       $7.44       $7.43
----------------------------------------------------------------------------------------------------------------------------
 Total investment return at NAV(5) (%)                (0.10)(5)       9.77        (4.51)    (8.04)      34.21       11.56
----------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at NAV(5,9) (%)     (0.41)(5)       9.01        (4.82)    (8.07)         --          --
----------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)           110         20,852       33,964    37,097      72,023      98,560
----------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)           0.03(6)        2.00         2.20      2.22        2.24        2.25
----------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average
 net assets(10) (%)                                    0.34(6)        2.76         2.51      2.25          --          --
----------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to
 average net assets (%)                                0.09(6)       10.97        12.23     14.59       13.73       11.09
----------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss)
 to average net assets(10) (%)                        (0.22)(6)      10.21        11.92     14.56          --          --
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                             --             60          100        96          93         206
----------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share ($)                           0.03           0.07         0.03     0.002          --          --
----------------------------------------------------------------------------------------------------------------------------
 Average Brokerage Commission Rate(8)($)                 --             --           --        --          --          --
----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                              10/93       10/94     10/95(2)       10/96      5/97(3)       11/97(11)
-----------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
-----------------------------------------------------------------------------------------------------------------------------
 NAV, beginning of period                             $7.43       $8.23        $7.33       $7.20        $7.55        $7.87
-----------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                          0.80        0.74(4)      0.67        0.70(4)      0.42         0.36
-----------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)
 on investments                                        0.75       (0.83)       (0.13)       0.35         0.32         0.28
-----------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                      1.55       (0.09)        0.54        1.05         0.74         0.64
-----------------------------------------------------------------------------------------------------------------------------
 Less distributions:
-----------------------------------------------------------------------------------------------------------------------------
    Dividends from net investment income              (0.75)      (0.76)       (0.67)      (0.70)       (0.42)       (0.36)
-----------------------------------------------------------------------------------------------------------------------------
    Distributions from net realized gain on
    investments sold                                     --       (0.05)          --          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
    Distributions from capital paid-in                   --          --           --          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
    Total distributions                               (0.75)      (0.81)       (0.67)      (0.70)       (0.42)       (0.36)
-----------------------------------------------------------------------------------------------------------------------------
 NAV, end of period                                   $8.23       $7.33        $7.20       $7.55        $7.87        $8.15
-----------------------------------------------------------------------------------------------------------------------------
 Total investment return at NAV(5) (%)                21.76       (1.33)        7.97       15.24        10.06(6)      8.27(6)
-----------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at NAV(5,9) (%)        --          --           --          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)       154,214     160,739      180,586     242,944      379,024      580,858
-----------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)           2.08        1.91         1.89        1.82         1.80(7)      1.69(7)
-----------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average
 net assets(10) (%)                                      --          --           --          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to
 average net assets (%)                               10.07        9.39         9.42        9.49         9.45(7)      8.78(7)
-----------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss)
 to average net assets(10) (%)                           --          --           --          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                            204         153           98         113           78           61
-----------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share ($)                             --          --           --          --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Average Brokerage Commission Rate(8)($)                 --          --           --          --       0.0583       0.0626
-----------------------------------------------------------------------------------------------------------------------------


(1) Class A and Class B shares commenced operations on June 30, 1993 and October 26, 1987, respectively.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)   Effective May 31, 1997, the fiscal year changed from October 31 to May 31.
(4)   Based on the average of the shares outstanding at the end of each month.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)   Not annualized.
(7)   Annualized.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(9) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(10)  Unreimbursed, without fee reduction.

(11)  Unaudited.



                                                        HIGH YIELD BOND FUND  7

Intermediate Maturity Government Fund


REGISTRANT NAME:
JOHN HANCOCK BOND TRUST     TICKER SYMBOL
                              CLASS A: TAUSX    CLASS B: TSUSX     CLASS C: N/A
-------------------------------------------------------------------------------


GOAL AND STRATEGY

[Clip Art] The fund seeks to earn a high level of current income consistent with preservation of capital and maintenance of liquidity. To pursue this goal, the fund invests primarily in U.S. Government securities of any maturity, as described below. The fund's weighted average maturity will typically be between three and ten years.

PORTFOLIO SECURITIES

[Clip Art] Under normal circumstances, the fund invests at least 80% of assets in securities that are issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities. These may include Treasuries and mortgage-backed securities such as Ginnie Maes and Fannie Maes. The fund may invest up to 20% in asset-backed securities or corporate debt securities rated AAA/Aaa and their unrated equivalents.

For liquidity and flexibility, the fund may place up to 20% of assets in high-quality short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including derivative and leveraged investments, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with most income funds, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities (including U.S. Government and mortgage-backed securities). To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page
27. Other factors may affect the market price and yield of the fund's securities, including investor demand and domestic and worldwide economic conditions.

The U.S. Government does not guarantee the market value or the current yield of government securities, nor does the government's guarantee in any way extend to the fund itself. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip Art] Roger C. Hamilton, leader of the fund's portfolio management team since January 1992 (with the fund's previous adviser), is a vice president of the adviser. He joined John Hancock Funds in December 1994 and has been in the investment business since 1980.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                       Class A      Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    3.00%        none
 Maximum sales charge imposed on
 reinvested dividends                                   none         none
 Maximum deferred sales charge                          none(1)      3.00%
 Redemption fee(2)                                      none         none
 Exchange fee                                           none         none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                         0.40%        0.40%
 12b-1 fee                                              0.25%        1.00%
 Other expenses                                         0.70%        0.70%
 Total fund operating expenses                          1.35%        2.10%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                     Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
 Class A shares                  $43         $71         $102        $188
--------------------------------------------------------------------------------
 Class B shares
--------------------------------------------------------------------------------
    Assuming redemption
    at end of period             $51         $86         $113        $198
    Assuming no redemption       $21         $66         $113        $198

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).


8  INTERMEDIATE MATURITY GOVERNMENT FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

Volatility, as indicated by Class A
year-by-year total investment return (%)
(scale varies from fund to fund)

[The data below was represented by a bar graph in the printed materials.]

3/92(1)    3/93     3/94    3/95(2)      3/96       3/97    5/97(3)   11/97(12)
-------    ----     ----    -------      ----       ----    -------   ---------
1.96(7)    6.08     2.51      3.98       5.60       4.56    2.13(7)    5.85(7)


-----------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                                    3/92(1)             3/93           3/94      3/95(2)
-----------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value("NAV"), beginning of period                                 $10.00           $10.03         $10.05        $9.89
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                  0.17             0.58           0.41         0.49
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                        0.03             0.02          (0.16)       (0.11)
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                              0.20             0.60           0.25         0.38
-----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income                                      (0.17)           (0.58)         (0.41)       (0.48)
-----------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain on investments sold                        --               --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                          (0.17)           (0.58)         (0.41)       (0.48)
-----------------------------------------------------------------------------------------------------------------------------------
 NAV, end of period                                                          $10.03           $10.05          $9.89        $9.79
-----------------------------------------------------------------------------------------------------------------------------------
 Total investment return at NAV(5) (%)                                         1.96(7)          6.08           2.51         3.98
-----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at NAV(5,6) (%)                              1.68(7)          5.53           2.27         3.43
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                13,775           33,273         24,310       12,950
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets(8) (%)                                0.50(8,9)        0.50(8)        0.75(8)      0.80(8)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(10) (%)                      1.62(8,9)        1.05(8)        0.99(8)      1.35(8)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)               6.47(9)          5.47           4.09         4.91
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to average assets(10) (%)      5.35(9)          4.92           3.85         4.36
-----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share(4) ($)                                                0.11             0.06           0.02         0.05
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                      1              186            244          341
-----------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                                        3/96         3/97     5/97(3)     11/97(12)
------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
------------------------------------------------------------------------------------------------------------------------------
 Net asset value("NAV"), beginning of period                                   $9.79        $9.69       $9.37         $9.46
------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                   0.62         0.67        0.11(4)       0.32(4)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                        (0.08)       (0.25)       0.09          0.23
------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                               0.54         0.42        0.20          0.55
------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income                                       (0.64)       (0.66)      (0.11)        (0.32)
------------------------------------------------------------------------------------------------------------------------------
 Distributions from net realized gain on investments sold                         --        (0.08)         --            --
------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                           (0.64)       (0.74)      (0.11)        (0.32)
------------------------------------------------------------------------------------------------------------------------------
 NAV, end of period                                                            $9.69        $9.37       $9.46         $9.69
------------------------------------------------------------------------------------------------------------------------------
 Total investment return at NAV(5) (%)                                          5.60         4.56        2.13(7)       5.85(7)
------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at NAV(5,6) (%)                               4.83         4.19        1.93(7)       5.59(7)
------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                 29,024       22,043      22,755        21,502
------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets(8) (%)                                 0.75(8)      0.75        0.75(9)       0.75(9)
------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(10) (%)                       1.45(8)      1.12        1.92(9)       1.27(9)
------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)                6.49         6.99        7.07(9)       6.56(9)
------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to average assets(10) (%)       5.79         6.62        5.90(9)       6.04(9)
------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share(4) ($)                                                 0.07         0.04        0.02          0.02
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                     423(11)      427          77           263
------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                                    3/92(1)           3/93           3/94        3/95(2)
-----------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 NAV, beginning of period                                                    $10.00         $10.03         $10.05          $9.89
 Net investment income (loss)                                                  0.15           0.51           0.34           0.43
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                        0.03           0.02          (0.16)         (0.11)
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                              0.18           0.53           0.18           0.32
-----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income                                      (0.15)         (0.51)         (0.34)         (0.42)
-----------------------------------------------------------------------------------------------------------------------------------
 Distribution from net realized gain on investments sold                         --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                          (0.15)         (0.51)         (0.34)         (0.42)
-----------------------------------------------------------------------------------------------------------------------------------
 NAV, end of period                                                          $10.03         $10.05          $9.89          $9.79
-----------------------------------------------------------------------------------------------------------------------------------
 Total investment return at NAV(5) (%)                                         1.80(7)        5.40           1.85           3.33
-----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at NAV(5,6) (%)                              1.52(7)        4.85           1.61           2.78
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                 1,630         13,753         11,626          9,506
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets(8) (%)                                1.15(8,9)      1.15(8)        1.40(8)        1.45(8)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(10) (%)                      2.27(8,9)      1.70(8)        1.64(8)        2.00(8)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)               5.85(9)        4.82           3.44           4.26
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to average assets(10) (%)      4.73(9)        4.27           3.20           3.71
-----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share(4) ($)                                                0.11           0.06           0.02           0.05
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                      1            186            244            341
-----------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                                        3/96        3/97     5/97(3)      11/97(12)
------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 NAV, beginning of period                                                      $9.79       $9.69       $9.37          $9.46
 Net investment income (loss)                                                   0.57        0.60        0.10(4)        0.28(4)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                        (0.10)      (0.24)       0.09           0.23
------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                               0.47        0.36        0.19           0.51
------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income                                       (0.57)      (0.60)      (0.10)         (0.28)
------------------------------------------------------------------------------------------------------------------------------
 Distribution from net realized gain on investments sold                          --       (0.08)         --             --
------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                           (0.57)      (0.68)      (0.10)         (0.28)
------------------------------------------------------------------------------------------------------------------------------
 NAV, end of period                                                            $9.69       $9.37       $9.46          $9.69
------------------------------------------------------------------------------------------------------------------------------
 Total investment return at NAV(5) (%)                                          4.92        3.84        2.01(7)        5.45(7)
------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at NAV(5,6) (%)                               4.15        3.47        1.81(7)        5.19(7)
------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                                  8,532       6,779       6,451          8,123
------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets(8) (%)                                 1.40(8)     1.43        1.50(9)        1.50(9)
------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(10) (%)                       2.10(8)     1.80        2.67(9)        2.02(9)
------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)                5.80        6.30        6.04(9)        5.79(9)
------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to average assets(10) (%)       5.10        5.93        4.87(9)        5.27(9)
------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share(4) ($)                                                 0.07        0.04        0.02           0.02
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                     423(11)     427          77            263
------------------------------------------------------------------------------------------------------------------------------


(1)   Class A and Class B shares commenced operations on December 31, 1991.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)   Effective May 31, 1997, the fiscal year end changed from March 31 to May
      31.
(4)   Based on the average of the shares outstanding at the end of each month.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7)   Not annualized.
(8) Beginning on December 31, 1991 (commencement of operations) through March 31, 1995, the expenses used in the ratios represented the expenses of the fund plus expenses incurred indirectly from the Adjustable U.S. Government fund (the "Portfolio"), the mutual fund in which the fund invested all of its assets. The expenses used in the ratios for the fiscal year ended March 31, 1996 include the expenses of the Portfolio through September 22, 1995.
(9)   Annualized.
(10)  Unreimbursed, without fee reduction.
(11)  Portfolio turnover rate excludes merger activity.

(12)  Unaudited.



                                       INTERMEDIATE MATURITY GOVERNMENT FUND  9

Sovereign Bond Fund

REGISTRANT NAME:
JOHN HANCOCK SOVEREIGN BOND FUND   TICKER SYMBOL
                                            CLASS A: JHNBX      CLASS B: JHBBX
-------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks to generate a high level of current income consistent with prudent investment risk. To pursue this goal, the fund invests in a diversified portfolio of marketable debt securities. These securities are primarily investment grade, although up to 25% of assets may be invested in junk bonds rated as low as CC/Ca and their unrated equivalents. The fund does not concentrate its investments in any particular industry.

PORTFOLIO SECURITIES

[Clip Art] Under normal circumstances, the fund invests at least 65% of assets in corporate and government bonds and debentures. Typically, at least 75% of assets will be: o securities of any type of issuer that are rated among the four highest Moody's or S&P rating categories and their unrated equivalents o U.S. Government and agency securities o cash and cash-equivalents

The fund may invest up to 25% of assets in U.S. dollar-denominated foreign securities.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including asset-backed securities and derivatives and leveraged investments, and may engage in other investment practices.

RISK FACTORS

[Clip Art] Investors should expect fluctuations in share price, yield and total return, particularly with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities. To the extent that it invests in certain securities, the fund may be affected by additional risks: o junk bonds: above-average credit, market and other risks o foreign securities: currency, information, natural event and political risks o mortgage-backed securities: extension and prepayment risks

These risks are defined in "More about risk" starting on page 27. The longer the fund's average weighted maturity, the more it is likely to be affected by a change in interest rates. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip Art] James K. Ho, CFA, leader of the fund's portfolio management team since March 1988, is an executive vice president of the adviser. He joined John Hancock Funds in 1985 and has been in the investment business since 1977.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past fiscal year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                       Class A      Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    4.50%        none
 Maximum sales charge imposed on
 reinvested dividends                                   none         none
 Maximum deferred sales charge                          none(1)      5.00%
 Redemption fee(2)                                      none         none
 Exchange fee                                           none         none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                         0.50%        0.50%
 12b-1 fee(3)                                           0.30%        1.00%
 Other expenses                                         0.31%        0.31%
 Total fund operating expenses                          1.11%        1.81%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                   Year 1      Year 3         Year 5     Year 10
--------------------------------------------------------------------------------
 Class A shares                  $56         $78           $103       $173
--------------------------------------------------------------------------------
 Class B shares
--------------------------------------------------------------------------------
    Assuming redemption
    at end of period             $69         $87           $118       $194
    Assuming no redemption       $19         $57            $98       $194

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


10  SOVEREIGN BOND FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

Volatility, as indicated by Class A year-by-year total investment return (%) (scale varies from fund to fund)

[The data below was represented by a bar graph in the printed materials.]

12/87    12/88    12/89    12/90   12/91    12/92   12/93    12/94    12/95    12/96     5/97(1)
-----    -----    -----    -----   -----    -----   -----    -----    -----    -----     -------
1.58      9.82    12.13     6.71   16.59     8.08   11.80    (2.75)   19.40     4.11     2.22(3)

----------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                 12/87       12/88       12/89       12/90       12/91       12/92
----------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                   $15.89      $14.53      $14.51      $14.77      $14.33      $15.31
----------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                             1.40        1.44        1.43        1.32        1.29        1.20
----------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and financial futures contracts             (1.17)      (0.06)       0.27       (0.40)       0.98       (0.01)
----------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                         0.23        1.38        1.70        0.92        2.27        1.19
----------------------------------------------------------------------------------------------------------------------------
 Less distributions:
----------------------------------------------------------------------------------------------------------------------------
    Dividends from net investment income                 (1.53)      (1.40)      (1.44)      (1.35)      (1.29)      (1.21)
----------------------------------------------------------------------------------------------------------------------------
    Distributions from net realized gain on
    investments sold and financial futures contracts     (0.06)         --          --          --          --          --
----------------------------------------------------------------------------------------------------------------------------
    Distributions from capital paid-in                      --          --          --       (0.01)         --          --
----------------------------------------------------------------------------------------------------------------------------
    Total distributions                                  (1.59)      (1.40)      (1.44)      (1.36)      (1.29)      (1.21)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $14.53      $14.51      $14.77      $14.33      $15.31      $15.29
----------------------------------------------------------------------------------------------------------------------------
 Total investment return at net asset value(2) (%)        1.58        9.82       12.13        6.71       16.59        8.08
----------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)        1,095,208   1,103,691   1,110,394   1,103,391   1,249,980   1,386,260
----------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)              0.82        0.82        0.80        1.31        1.27        1.44
----------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to
 average net assets (%)                                   9.32        9.77        9.68        9.18        8.81        7.89
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                               159          66          64          92          90          87
----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                  12/93       12/94       12/95          12/96     5/97(1)
---------------------------------------------------------------------------------------------------------------------
 Per share operating performance
---------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                    $15.29      $15.53      $13.90         $15.40      $14.90
---------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                              1.14        1.12        1.12           1.09        0.44
---------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and financial futures contracts               0.62       (1.55)       1.50          (0.50)      (0.12)
---------------------------------------------------------------------------------------------------------------------
 Total from investment operations                          1.76       (0.43)       2.62           0.59        0.32
---------------------------------------------------------------------------------------------------------------------
 Less distributions:
---------------------------------------------------------------------------------------------------------------------
    Dividends from net investment income                  (1.14)      (1.12)      (1.12)         (1.09)      (0.44)
---------------------------------------------------------------------------------------------------------------------
    Distributions from net realized gain on
    investments sold and financial futures contracts      (0.38)      (0.08)         --             --          --
---------------------------------------------------------------------------------------------------------------------
    Distributions from capital paid-in                       --          --          --             --          --
---------------------------------------------------------------------------------------------------------------------
    Total distributions                                   (1.52)      (1.20)      (1.12)         (1.09)      (0.44)
---------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $15.53      $13.90      $15.40         $14.90      $14.78
---------------------------------------------------------------------------------------------------------------------
 Total investment return at net asset value(2) (%)        11.80       (2.75)      19.40           4.11        2.22(3)
---------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)         1,505,754   1,326,058   1,535,204      1,416,116   1,361,924
---------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)               1.41        1.26        1.13           1.14        1.11(4)
---------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to
 average net assets (%)                                    7.18        7.74        7.58           7.32        7.38(4)
---------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                107          85         103(5)         123          58
---------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                          12/93(6)          12/94       12/95          12/96     5/97(1)
-----------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                               $15.90         $15.52      $13.90         $15.40      $14.90
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                         0.11           1.04        1.02           0.98        0.40
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and
 financial futures contracts                                            --          (1.54)       1.50          (0.50)      (0.12)
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                     0.11          (0.50)       2.52           0.48        0.28
-----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
-----------------------------------------------------------------------------------------------------------------------------------
    Dividends from net investment income                             (0.11)         (1.04)      (1.02)         (0.98)      (0.40)
-----------------------------------------------------------------------------------------------------------------------------------
    Distributions from net realized gain on investments sold
    and financial futures contracts                                  (0.38)         (0.08)         --             --          --
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                              (0.49)         (1.12)      (1.02)         (0.98)      (0.40)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $15.52         $13.90      $15.40         $14.90      $14.78
-----------------------------------------------------------------------------------------------------------------------------------
 Total investment return at net asset value(2) (%)                    0.90(3)       (3.13)      18.66           3.38        1.93(3)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                        4,125         40,299      98,739        134,112     132,885
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                          1.63(4)        1.78        1.75           1.84        1.81(4)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)      0.57(4)        7.30        6.87           6.62        6.68(4)
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                           107             85         103(5)         123          58
-----------------------------------------------------------------------------------------------------------------------------------

(1) Effective May 31, 1997, the fiscal year end changed from December 31 to May 31.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)   Not annualized.
(4)   Annualized.
(5)   Portfolio turnover excludes merger activity.
(6)   Class B shares commenced operations on November 23, 1993.


                                                         SOVEREIGN BOND FUND  11

Sovereign U.S. Government Income Fund

REGISTRANT NAME:
JOHN HANCOCK STRATEGIC SERIES     TICKER SYMBOL
                                          CLASS A: JHSGX          CLASS B: FGOPX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks to provide as high a level of income as is consistent with long-term total return. To pursue this goal, the fund invests in U.S. Government and agency securities, as described below.

PORTFOLIO SECURITIES

[Clip Art] Under normal circumstances, the fund invests at least 65% of assets in securities that are issued, or guaranteed as to principal and interest, by the U.S. Government, its agencies or instrumentalities. These may include Treasuries and mortgage-backed securities such as Ginnie Maes and Fannie Maes.

For liquidity and flexibility, the fund may place up to 35% of assets in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including derivative and leveraged investments, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with most income investments, the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of debt securities (including U.S. Government and mortgage-backed securities). To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page
27. Other factors may affect the market price and yield of the fund's securities, including investor demand and economic conditions.

The U.S. Government does not guarantee the market value or the current yield of government securities, nor does the government's guarantee in any way extend to the fund itself. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip Art] Barry H. Evans, CFA, leader of the fund's portfolio management team since January 1995, is a senior vice president of the adviser. He has been in the investment business since joining John Hancock Funds in 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                       Class A      Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    4.50%        none
 Maximum sales charge imposed on
 reinvested dividends                                   none         none
 Maximum deferred sales charge                          none(1)      5.00%
 Redemption fee(2)                                      none         none
 Exchange fee                                           none         none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                         0.50%        0.50%
 12b-1 fee(3)                                           0.30%        1.00%
 Other expenses                                         0.37%        0.37%
 Total fund operating expenses                          1.17%        1.87%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                     Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
 Class A shares                  $56         $80         $106        $181
--------------------------------------------------------------------------------
 Class B shares
--------------------------------------------------------------------------------
    Assuming redemption
    at end of period             $69         $89         $121        $201
    Assuming no redemption       $19         $59         $101        $201

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


12  SOVEREIGN U.S. GOVERNMENT INCOME FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

Volatility, as indicated by Class B year-by-year total investment return (%) (scale varies from fund to fund)

[The data below was represented by a bar graph in the printed materials.]


10/87(7)    10/88   10/89     10/90   10/91    10/92   10/93   10/94      10/95   10/96   5/97(2)    11/97(10)
--------    -----   -----     -----   -----    -----   -----   -----      -----   -----   -------    ---------
 3.70(5)    11.53   11.52     6.24    14.46     7.58    12.66  (7.05)     15.27   3.33    1.61(5)    6.28(5)

-----------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                          10/92(1)          10/93          10/94       10/95       10/96
-----------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value ("NAV"), beginning of period                       $10.51         $10.29         $10.89       $9.24      $10.01
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                         0.64           0.68(3)        0.65        0.65        0.64(3)
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and
 financial futures contracts                                         (0.22)          0.61          (1.34)       0.77       (0.26)
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                     0.42           1.29          (0.69)       1.42        0.38
-----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
-----------------------------------------------------------------------------------------------------------------------------------
    Dividends from net investment income                             (0.64)         (0.68)         (0.65)      (0.65)      (0.64)
-----------------------------------------------------------------------------------------------------------------------------------
    Distributions from net realized gain on investments sold            --          (0.01)         (0.31)         --          --
-----------------------------------------------------------------------------------------------------------------------------------
    Distributions from capital paid-in                                  --             --             --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                              (0.64)         (0.69)         (0.96)      (0.65)      (0.64)
-----------------------------------------------------------------------------------------------------------------------------------
 NAV, end of period                                                 $10.29         $10.89          $9.24      $10.01       $9.75
-----------------------------------------------------------------------------------------------------------------------------------
 Total investment return at NAV(4) (%)                                5.33(5)       12.89          (6.66)      15.90        4.02
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                      350,907        375,416        315,372     370,966     330,162
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                          1.06(6)        1.30           1.23        1.17        1.15
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)      7.11(6)        6.47           6.62        6.76        6.58
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                           140            273            127          94         143
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
 Class A - period ended:                                               5/97(2)      11/97(10)
------------------------------------------------------------------------------------------------
 Per share operating performance
------------------------------------------------------------------------------------------------
 Net asset value ("NAV"), beginning of period                            $9.75          $9.56
------------------------------------------------------------------------------------------------
 Net investment income (loss)                                             0.37(3)        0.31(3)
------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and
 financial futures contracts                                             (0.19)          0.31
------------------------------------------------------------------------------------------------
 Total from investment operations                                         0.18           0.62
------------------------------------------------------------------------------------------------
 Less distributions:
------------------------------------------------------------------------------------------------
    Dividends from net investment income                                 (0.36)         (0.31)
------------------------------------------------------------------------------------------------
    Distributions from net realized gain on investments sold                --             --
------------------------------------------------------------------------------------------------
    Distributions from capital paid-in                                   (0.01)            --
------------------------------------------------------------------------------------------------
    Total distributions                                                  (0.37)         (0.31)
------------------------------------------------------------------------------------------------
 NAV, end of period                                                      $9.56          $9.87
------------------------------------------------------------------------------------------------
 Total investment return at NAV(4) (%)                                    1.92(5)        6.65(5)
------------------------------------------------------------------------------------------------
 Ratios and supplemental data
------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                          302,589        300,092
------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                              1.17(6)        1.16(6)
------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)          6.69(6)        6.49(6)
------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                88             71
------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                       10/87(7)          10/88       10/89       10/90       10/91       10/92     10/93
-----------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
-----------------------------------------------------------------------------------------------------------------------------------
 NAV, beginning of period                        $10.28          $9.45       $9.73      $10.01       $9.83      $10.29    $10.28
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                      0.48           0.78        0.81        0.85        0.85        0.76      0.66(3)
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and financial futures contracts      (0.75)          0.28        0.25       (0.25)       0.51          --      0.61
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                 (0.27)          1.06        1.06        0.60        1.36        0.76      1.27
-----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
-----------------------------------------------------------------------------------------------------------------------------------
    Dividends from net investment income          (0.48)         (0.77)      (0.77)      (0.78)      (0.90)      (0.77)    (0.66)
-----------------------------------------------------------------------------------------------------------------------------------
    Distributions from net realized gain on
    investments sold                              (0.08)         (0.01)      (0.01)         --          --          --     (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
    Distributions from capital paid-in               --             --          --          --          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                           (0.56)         (0.78)      (0.78)      (0.78)      (0.90)      (0.77)    (0.67)
-----------------------------------------------------------------------------------------------------------------------------------
 NAV, end of period                               $9.45          $9.73      $10.01       $9.83      $10.29      $10.28    $10.88
-----------------------------------------------------------------------------------------------------------------------------------
 Total investment return at NAV(4) (%)             3.70(5)       11.53       11.52        6.24       14.46        7.58     12.66
-----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at
 NAV(4,8) (%)                                      3.65(5)       11.47       11.29        6.23          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)   170,030        161,163     144,756     133,778     164,347     197,032   244,133
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)       1.24(6)        1.29        1.35        1.54        1.51        1.55      1.51
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to
 average net assets(9) (%)                         1.32(6)        1.35        1.58        1.55          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to
 average net assets (%)                            7.94(6)        8.09        8.34        8.54        8.53        7.35      6.23
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income
 (loss) to average net assets(9) (%)               7.86(6)        8.03        8.11        8.53          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                         83             79          45          63          62         140       273
-----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share ($)                       0.01           0.01        0.02        0.01          --          --        --
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
 Class B - period ended:                             10/94       10/95       10/96      5/97(2)     11/97(10)
----------------------------------------------------------------------------------------------------------------
 Per share operating performance
----------------------------------------------------------------------------------------------------------------
 NAV, beginning of period                           $10.88       $9.23      $10.00        $9.74         $9.56
----------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                         0.61        0.60        0.58(3)      0.33(3)       0.28(3)
----------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
 investments and financial futures contracts         (1.34)       0.77       (0.26)       (0.18)         0.31
----------------------------------------------------------------------------------------------------------------
 Total from investment operations                    (0.73)       1.37        0.32         0.15         (0.59)
----------------------------------------------------------------------------------------------------------------
 Less distributions:
----------------------------------------------------------------------------------------------------------------
    Dividends from net investment income             (0.61)      (0.60)      (0.58)       (0.32)        (0.28)
----------------------------------------------------------------------------------------------------------------
    Distributions from net realized gain on
    investments sold                                 (0.31)         --          --           --            --
----------------------------------------------------------------------------------------------------------------
    Distributions from capital paid-in                  --          --          --        (0.01)           --
----------------------------------------------------------------------------------------------------------------
    Total distributions                              (0.92)      (0.60)      (0.58)       (0.33)        (0.28)
----------------------------------------------------------------------------------------------------------------
 NAV, end of period                                  $9.23      $10.00       $9.74        $9.56         $9.87
----------------------------------------------------------------------------------------------------------------
 Total investment return at NAV(4) (%)               (7.05)      15.27        3.33         1.61(5)       6.28(5)
----------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at
 NAV(4,8) (%)                                           --          --          --           --            --
----------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)      196,899     130,824     112,228       96,349        88,940
----------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)          1.64        1.72        1.82         1.86(6)       1.85(6)
----------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to
 average net assets(9) (%)                              --          --          --           --            --
----------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to
 average net assets (%)                               6.19        6.24        5.91         5.99(6)       5.80(6)
----------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income
 (loss) to average net assets(9) (%)                    --          --          --           --            --
----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                           127          94         143           88            71
----------------------------------------------------------------------------------------------------------------
 Fee reduction per share ($)                            --          --          --           --            --
----------------------------------------------------------------------------------------------------------------


(1)   Class A shares commenced operations on January 3, 1992.
(2) Effective May 31, 1997, the fiscal year end changed from December 31 to May 31.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)   Not annualized.

(6)   Annualized.
(7)   For the period April 1, 1987 to October 31, 1987.
(8) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(9)   Unreimbursed, without fee reduction.
(10)  Unaudited.



                                       SOVEREIGN U.S. GOVERNMENT INCOME FUND  13

Strategic Income Fund


REGISTRANT NAME:
JOHN HANCOCK STRATEGIC SERIES   TICKER SYMBOL
                                  CLASS A: JHFIX    CLASS B: STIBX   CLASS C:N/A
--------------------------------------------------------------------------------


GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income. To pursue this goal, the fund invests primarily in three sectors: o foreign government and corporate debt securities o U.S. Government and agency securities o junk bonds rated as low as CC/Ca and their unrated equivalents.

Under normal circumstances, the fund's assets will be invested in all three sectors. However, the weighting of assets among sectors will be adjusted to reflect current or anticipated market behavior, and the fund may invest up to 100% of assets in any sector.

PORTFOLIO SECURITIES

[Clip Art] The fund may invest in debt securities of all maturities and types, including bonds, debentures, notes, preferred stock, mortgage-backed and asset-backed securities and others. The fund may also invest up to 10% of net assets in U.S. or foreign equities.

For liquidity and flexibility, the fund may invest in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk investments, including derivative and leveraged investments, and may engage in other investment practices.

RISK FACTORS

[Clip Art] Investors should expect fluctuations in share price, yield and total return that are above-average for bond funds. Typically, a rise in interest rates causes a decline in the market value of debt securities. The longer the fund's average weighted maturity, the more it is likely to be affected by a change in interest rates. To the extent that the fund invests in mortgage-backed securities, it may also be subject to extension and prepayment risks. These risks are defined in "More about risk" starting on page 27. Foreign securities carry additional risks, including currency, information, natural event and political risks. Issuers of junk bonds are typically in weak financial health, and their ability to pay interest and principal is uncertain, especially in an adverse economy. Junk bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip Art] Frederick L. Cavanaugh, Jr., leader of the fund's portfolio management team since 1986, is a senior vice president of the adviser. He joined John Hancock Funds in 1986 and has been in the investment business since 1973.


--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Class C expenses are based on Class B expenses as no Class C shares were issued or outstanding during the past year. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses           Class A     Class B      Class C
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)        4.50%       none          none
 Maximum sales charge imposed on
 reinvested dividends                       none        none          none
 Maximum deferred sales charge              none(1)     5.00%         1.00%
 Redemption fee(2)                          none        none          none
 Exchange fee                               none        none          none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                             0.43%       0.43%        0.43%
 12b-1 fee(3)                               0.30%       1.00%        1.00%
 Other expenses                             0.27%       0.27%        0.27%
 Total fund operating expenses              1.00%       1.70%        1.70%


Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


------------------------------------------------------------------------------
 Share class                     Year 1      Year 3       Year 5   Year 10
------------------------------------------------------------------------------
 Class A shares                  $55         $75          $98      $162
------------------------------------------------------------------------------
 Class B shares
------------------------------------------------------------------------------
    Assuming redemption
    at end of period             $67         $84         $112      $182
    Assuming no redemption       $17         $54          $92      $182
------------------------------------------------------------------------------
 Class C shares
------------------------------------------------------------------------------
    Assuming redemption
    at end of period             $27         $54          $92      $201
    Assuming no redemption       $17         $54          $92      $201


This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


14  STRATEGIC INCOME FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

Volatility, as indicated by Class A year-by-year total investment return (%) (scale varies from fund to fund)

[The data below was represented by a bar graph in the printed materials.]


5/88      5/89    5/90    5/91    5/92     5/93    5/94      5/95    5/96     5/97     11/97(9)
----      ----    ----    ----    ----     ----    ----      ----    ----     ----     --------
6.89      9.72   (7.36)   12.31   19.92    6.81    4.54      9.33    11.37    12.99    7.15(7)

-----------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                                   5/88        5/89        5/90        5/91        5/92
-----------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value ("NAV"), beginning of period                             $9.71       $9.24       $8.98       $7.33       $7.20
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                              1.13        1.12        1.04        0.93        0.80
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments,
 foreign currency transactions and financial futures contracts (0.47)     (0.26)      (1.65)      (0.13)       0.52       (0.22)
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                          0.66        0.86       (0.61)       0.80        1.32
-----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income                                  (1.13)      (1.12)      (1.04)      (0.93)      (0.74)(2)
-----------------------------------------------------------------------------------------------------------------------------------
    Distributions in excess of net investment income                         --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
    Distributions from capital paid-in                                       --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                   (1.13)      (1.12)      (1.04)      (0.93)      (0.74)
-----------------------------------------------------------------------------------------------------------------------------------
 NAV, end of period                                                       $9.24       $8.98       $7.33       $7.20       $7.78
-----------------------------------------------------------------------------------------------------------------------------------
 Total investment return at NAV(3) (%)                                     6.89        9.72       (7.36)      12.31       19.92
-----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at NAV(3,4) (%)                          6.49        9.58       (7.45)         --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                            67,140      95,430      80,890      79,272     153,568
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                               1.09        1.33        1.53        1.75        1.69
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(5) (%)                   1.49        1.47        1.62          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to
 average net assets (%)                                                   12.07       12.28       12.60       13.46       10.64
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to
 average net assets(5) (%)                                                11.67       12.14       12.51          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                 67         125          81          60          80
-----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share ($)                                               0.04        0.01        0.01          --          --
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                                    5/93      5/94         5/95        5/96         5/97
-----------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value ("NAV"), beginning of period                              $7.78     $7.55        $7.17       $7.15        $7.27
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                               0.71      0.68         0.64        0.66(1)      0.64(1)
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments,
 foreign currency transactions and financial futures contracts (0.47)      (0.33)    (0.02)        0.12        0.27         0.21
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                           0.49      0.35         0.62        0.78         0.91
-----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
    Dividends from net investment income                                   (0.72)    (0.58)(2)    (0.55)      (0.66)       (0.64)
-----------------------------------------------------------------------------------------------------------------------------------
    Distributions in excess of net investment income                          --     (0.05)          --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
    Distributions from capital paid-in                                        --     (0.10)       (0.09)         --           --
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                                    (0.72)    (0.73)       (0.64)      (0.66)       (0.64)
-----------------------------------------------------------------------------------------------------------------------------------
 NAV, end of period                                                        $7.55     $7.17        $7.15       $7.27        $7.54
-----------------------------------------------------------------------------------------------------------------------------------
 Total investment return at NAV(3) (%)                                      6.81      4.54         9.33       11.37        12.99
-----------------------------------------------------------------------------------------------------------------------------------
 Total adjusted investment return at NAV(3,4) (%)                             --        --           --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                            262,137   335,261      327,876     369,127      416,916
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                                1.58      1.32         1.09        1.03         1.00
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted expenses to average net assets(5) (%)                      --        --           --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to
 average net assets (%)                                                     9.63      8.71         9.24        9.13         8.61
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of adjusted net investment income (loss) to
 average net assets(5) (%)                                                    --        --           --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                                  97        91           55          78          132
-----------------------------------------------------------------------------------------------------------------------------------
 Fee reduction per share ($)                                                  --        --           --          --           --
-----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------
Class A - period ended:                                                11/97(9)
----------------------------------------------------------------------------------
Per share operating performance
----------------------------------------------------------------------------------
Net asset value ("NAV"), beginning of period                              $7.54
----------------------------------------------------------------------------------
Net investment income (loss)                                               0.32(1)
----------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments,
foreign currency transactions and financial futures contracts (0.47)
----------------------------------------------------------------------------------
Total from investment operations                                           0.53
----------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income                                   (0.32)
----------------------------------------------------------------------------------
   Distributions in excess of net investment income                          --
----------------------------------------------------------------------------------
   Distributions from capital paid-in                                        --
----------------------------------------------------------------------------------
   Total distributions                                                    (0.32)
----------------------------------------------------------------------------------
NAV, end of period                                                        $7.75
----------------------------------------------------------------------------------
Total investment return at NAV(3) (%)                                      7.15(7)
----------------------------------------------------------------------------------
Total adjusted investment return at NAV(3,4) (%)                             --
----------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------
Net assets, end of period (000s omitted) ($)                            440,806
----------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)                                0.94(8)
----------------------------------------------------------------------------------
Ratio of adjusted expenses to average net assets(5) (%)                      --
----------------------------------------------------------------------------------
Ratio of net investment income (loss) to
average net assets (%)                                                     8.32(8)
----------------------------------------------------------------------------------
Ratio of adjusted net investment income (loss) to
average net assets(5) (%)                                                    --
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                  69
----------------------------------------------------------------------------------
Fee reduction per share ($)                                                  --
----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                           5/94(6)           5/95          5/96         5/97    11/97(9)
-----------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
-----------------------------------------------------------------------------------------------------------------------------------
 NAV, beginning of period                                            $7.58          $7.17         $7.15        $7.27       $7.54
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                         0.40           0.60(1)       0.61(1)      0.59        0.29(1)
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments,
 foreign currency transactions and financial futures contracts       (0.41)         (0.02)         0.12         0.27        0.21
-----------------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                    (0.01)          0.58          0.73         0.86        0.51
-----------------------------------------------------------------------------------------------------------------------------------
 Less distributions:
-----------------------------------------------------------------------------------------------------------------------------------
    Dividends from net investment income                             (0.32)         (0.52)        (0.61)       (0.59)      (0.29)
-----------------------------------------------------------------------------------------------------------------------------------
    Distributions in excess of net investment income                 (0.03)            --            --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
    Distributions from capital paid-in                               (0.05)         (0.08)           --           --          --
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                              (0.40)         (0.60)        (0.61)       (0.59)      (0.30)
-----------------------------------------------------------------------------------------------------------------------------------
    NAV, end of period                                               $7.17          $7.15         $7.27        $7.54       $7.75
-----------------------------------------------------------------------------------------------------------------------------------
 Total investment return at NAV(3) (%)                               (0.22)(7)       8.58         10.61        12.21        6.78(7)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (000s omitted) ($)                       77,691        134,527       206,751      328,487     384,849
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of expenses to average net assets (%)                          1.91(8)        1.76          1.73         1.70        1.64(8)
-----------------------------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets (%)      8.12(8)        8.55          8.42         7.90        7.60(8)
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                                            91             55            78          132          69
-----------------------------------------------------------------------------------------------------------------------------------


(1)   Based on the average of the shares outstanding at the end of each month.
(2) The dividend policy of the fund was changed, effective August 1, 1991, from one that utilized daily dividend declarations to one that declares dividends monthly. Additionally, the dividend policy of the fund was changed, effective October 1, 1993, from one that declared dividends monthly to daily dividend declarations.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(5)   Unreimbursed, without fee reduction.
(6)   Class B shares commenced operations on October 4, 1993.
(7)   Not annualized.
(8)   Annualized.

(9)   Unaudited.



                                                      STRATEGIC INCOME FUND  15

Your account


-------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

All John Hancock income funds offer two classes of shares, Class A and Class B. In addition, Class C shares are available for High Yield Bond Fund and Strategic Income Fund. Each class has its own cost structure as outlined below, allowing you to choose the one that best meets your requirements. For more details, see "How Sales Charges are Calculated." Your financial representative can help you decide which share class is best for you.

-------------------------------------------------------------------------------
 Class A - for all funds
-------------------------------------------------------------------------------

    o Front-end sales charges. There are several ways to reduce these charges, described under "Sales Charge Reductions and Waivers" on the following page.

    o Lower annual expenses than Class B and Class C shares.

-------------------------------------------------------------------------------
 Class B - for all funds
-------------------------------------------------------------------------------

    o No front-end sales charge; all your money goes to work for you right away

    o Higher annual expenses than Class A shares.

    o A contingent deferred sales charge that declines from 3% over four years for Intermediate Maturity Government Fund, and from 5% over 6 years for all other income funds.

    o Automatic conversion to Class A shares after five years for Intermediate Maturity Givernment Fund and after eight years for all other income funds, thus reducing future annual expenses.


-------------------------------------------------------------------------------
 Class C - for selected funds
-------------------------------------------------------------------------------

    o No front-end sales charge; all your money goes to work for you right away.

    o Higher annual expenses than Class A shares. o A 1% contingent deferred sales charge on shares sold within one year of purchase.

    o No automatic conversion to Class A shares, so the fund's annual expenses continue at the same level throughout the life of your investment.

For actual past expenses of Class A and Class B shares, see the fund-by-fund information earlier in this prospectus.

It is presently the policy of Signature Services not to accept any order of $100,000 or more for Class B shares or any order of $1 million or more for Class C shares. In these circumstances it would be more beneficial for the investor to purchase Class A shares.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED


Use the table below to find out which group the fund is in, then consult the sales charge information for that group.


--------------------------------------------------------------------------------
Group 1                                    Group 2
--------------------------------------------------------------------------------

o  Intermediate Maturity                   o  Government Income
   Government                              o  High Yield Bond
                                           o  Sovereign Bond
                                           o  Sovereign U.S. Government Income
                                           o  Strategic Income

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
 Class A sales charges - Group 1
--------------------------------------------------------------------------------
                                      As a % of            As a % of your
 Your investment                      offering price       investment
--------------------------------------------------------------------------------
 Up to $99,999                        3.00%                3.09%
 $100,000 - $499,999                  2.50%                2.56%
 $500,000 - $999,999                  2.00%                2.04%
 $1,000,000 and over                  See below

--------------------------------------------------------------------------------
 Class A sales charges - Group 2
--------------------------------------------------------------------------------
                                      As a % of            As a % of your
 Your investment                      offering price       investment
-------------------------------------------------------------------------------
 Up to $99,999                        4.50%                4.71%
 $100,000 - $249,999                  3.75%                3.90%
 $250,000 - $499,999                  2.75%                2.83%
 $500,000 - $999,999                  2.00%                2.04%
 $1,000,000 and over                  See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
 CDSC on $1 million+ investments (Groups 1 and 2)
--------------------------------------------------------------------------------
 Your investment                            CDSC on shares being sold
-------------------------------------------------------------------------------
 First $1M - $4,999,999                     1.00%
 Next $1 - $5M above that                   0.50%
 Next $1 or more above that                 0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


16  YOUR ACCOUNT

Class B Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the table below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the
CDSC:

--------------------------------------------------------------------------------
 Class B deferred charges
--------------------------------------------------------------------------------
 Years after                CDSC on Group 1             CDSC on Group 2
 purchase                   shares being sold           shares being sold
--------------------------------------------------------------------------------
 1st year                   3.00%                       5.00%
 2nd year                   2.00%                       4.00%
 3rd year                   2.00%                       3.00%
 4th year                   1.00%                       3.00%
 5th year                   None                        2.00%
 6th year                   None                        1.00%
 After 6 years              None                        None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.


Class C Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) of 1% on shares you sell within one year of purchase. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.


CDSC calculations are based on the number of shares involved, not on the value of your account. Each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC.

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.


--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services to add these options (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).



CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:


o  to make payments through certain systematic withdrawal plans

o  to make certain distributions from a retirement plan

o  because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI.

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.


                                                                YOUR ACCOUNT  17

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o  government entities that are prohibited from paying mutual fund sales charges

o financial institutions or common trust funds investing $1 million or more for non-discretionary accounts

o  selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o  members of an approved affinity group financial services program

o  certain insurance company contract holders (one-year CDSC usually applies)


o participants in certain retirement plans with at least 100 eligible employees(one-year CDSC applies)


To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

   o  non-retirement account: $1,000

   o  retirement account: $250

   o  group investments: $250

   o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month


   o fee-based clients of selling brokers who placed at least $2 billion in John Hancock funds: $250


3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


18  YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
               Opening an account                 Adding to an account

By check

[Clip art]     o Make out a check for the         o Make out a check for the
                 investment amount, payable to      investment amount payable
                 "John Hancock Signature            to "John Hancock Signature
                 Services, Inc."                    Services, Inc."

               o Deliver the check and your       o Fill out the detachable
                 completed application to your      investment slip from an
                 financial representative, or       account statement. If no
                 mail them to Signature Services    slip is available, include
                 (address on next page).            a note specifying the fund
                                                    name, your share class,
                                                    your account number and
                                                    the name(s) in which the
                                                    account is registered.

                                                  o Deliver the check and your
                                                    investment slip or note to
                                                    your financial
                                                    representative, or mail
                                                    them to Signature Services
                                                    (address on next page).

By exchange

[Clip art]     o Call your financial              o Call your financial
                 representative or Signature        representative or Signature
                 Services to request an             Services to request an
                 exchange.                          exchange.

By wire

[Clip art]     o Deliver your completed           o Instruct your bank to wire
                 application to your financial      the amount of your
                 representative, or mail            investment to:
                 it to Signature Services.          First Signature Bank & Trust
                                                    Account # 900000260
               o Obtain your account number         Routing # 211475000
                 by calling your financial          Specify the fund name, your
                 representative or                  share class, your account
                 Signature Services.                number and the name(s)
                                                    in which the account is
               o Instruct your bank to wire         registered. Your bank may
                 the amount of your investment      charge a fee to wire funds.
                 to:
                 First Signature Bank & Trust
                 Account # 900000260
                 Routing # 211475000
                 Specify the fund name, your
                 choice of share class, the new
                 account number and the name(s)
                 in which the account is
                 registered. Your bank may charge
                 a fee to wire funds.

By phone

[Clip art]  See "By wire" and "By exchange."     o Verify that your bank or
                                                   credit union is a member of
                                                   the Automated Clearing
                                                   House (ACH) system.

                                                 o Complete the "Invest-By-
                                                   Phone" and "Bank
                                                   Information" sections on
                                                   your account application.

                                                 o Call Signature Services to
                                                   verify that these features
                                                   are in place on your account.

                                                 o Tell the Signature Services
                                                   representative the fund name,
                                                   your share class, your
                                                   account number, the name(s)
                                                   in which the account is
                                                   registered and the amount
                                                   of your investment.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."

----------------------------------------
Address
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone number
1-800-225-5291

Or contact your financial representative
for instructions and assistance.
----------------------------------------


                                                                YOUR ACCOUNT  19

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
            Designed for                     To sell some or all of your shares

By letter

[Clip art]  o Accounts of any type.          o Write a letter of instruction
            o Sales of any amount.             or complete a stock power
                                               indicating the fund name, your
                                               share class, your account
                                               number, the name(s) in which
                                               the account is registered and
                                               the dollar value or number of
                                               shares you wish to sell.

                                             o Include all signatures and any
                                               additional documents that may
                                               be required (see next page).

                                             o Mail the materials to Signature
                                               Services.

                                             o A check will be mailed to the
                                               name(s) and address in which
                                               the account is registered, or
                                               otherwise according to your
                                               letter of instruction.

By phone

[Clip art]  o Most accounts.                 o For automated service 24 hours
            o Sales of up to $100,000.         a day using your touch-tone
                                               phone, call the EASI-Line at
                                               1-800-338-8080.

                                             o To place your order with a
                                               representative at John Hancock
                                               Funds, call Signature Services
                                               between 8 A.M. and 4 P.M.
                                               Eastern Time on most business
                                               days.

By wire or electronic funds transfer (EFT)

[Clip art]  o Requests by letter to          o Fill out the "Telephone
              sell any amount (accounts        Redemption" section of your
              of any type).                    new account application.

            o Requests by phone to sell      o To verify that the telephone
              up to $100,000 (accounts         redemption privilege is in
              with telephone redemption        place on an account, or to
              privileges).                     request the forms to add it
                                               to an existing account, call
                                               Signature Services.

                                             o Amounts of $1,000 or more will
                                               be wired on the next business
                                               day. A $4 fee will be deducted
                                               from your account.

                                             o Amounts of less than $1,000
                                               may be sent by EFT or by check.
                                               Funds from EFT transactions
                                               are generally available by
                                               the second business day.
                                               Your bank may charge a fee
                                               for this service.

By exchange

[Clip art]  o Accounts of any type.          o Obtain a current prospectus for
            o Sales of any amount.             the fund into which you are
                                               exchanging by calling your
                                               financial representative or
                                               Signature Services.

                                             o Call your financial
                                               representative or Signature
                                               Services to request an exchange.

By check

[Clip art]  o  Government Income,            o  Request checkwriting
               Intermediate Maturity            on your account
               Government, Sovereign            application.
               U.S. Government Income
               and Strategic Income Funds    o  Verify that the shares
               only.                            to be sold were purchased
                                                more than 10 days earlier
            o  Any account with                 or were purchased by wire.
               checkwriting priveledges.
                                             o  Write a check for any amount
            o  Sales of over $100.              over $100.

----------------------------------------
Address
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA  02217-1000

Phone
1-800-225-5291

Or contact your financial representative
for instructions and assistance.
----------------------------------------

To sell shares through a systematic withdrawal plan, see "Additional investor services."


20  YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o  your address of record has changed within the past 30 days
o  you are selling more than $100,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

o  a broker or securities dealer
o  a federal savings, cooperative or other type of bank
o  a savings and loan or other thrift institution
o  a credit union
o  a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.


--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
                                                                      [Clip art]
--------------------------------------------------------------------------------

Owners of individual, joint,            o Letter of instruction.
sole proprietorship, UGMA/UTMA          o On the letter, the signatures and
(custodial accounts for minors)           titles of all persons authorized to
or general partner accounts.              sign for the account, exactly as
                                          the account is registered.
                                        o Signature guarantee if applicable
                                          (see above).

Owners of corporate or                  o Letter of instruction.
association accounts.                   o Corporate resolution, certified
                                          within the past twelve months.
                                        o On the letter and the resolution,
                                          the signature of the person(s)
                                          authorized to sign for the account.
                                        o Signature guarantee if applicable
                                          (see above).

Owners or trustees of trust accounts.   o Letter of instruction.
                                        o On the letter, the signature(s) of
                                          the trustee(s).
                                        o If the names of all trustees are
                                          not registered on the account,
                                          please also provide a copy of the
                                          trust document certified within the
                                          past twelve months.
                                        o Signature guarantee if applicable
                                          (see above).

Joint tenancy shareholders whose        o Letter of instruction signed by
co-tenants are deceased.                  surviving tenant.
                                        o Copy of death certificate.
                                        o Signature guarantee if applicable
                                          (see above).

Executors of shareholder estates.       o Letter of instruction signed by
                                          executor.
                                        o Copy of order appointing executor.
                                        o Signature guarantee if applicable
                                          (see above).

Administrators, conservators,           o Call 1-800-225-5291 for
guardians and other sellers or            instruction.
account types not listed above.


                                                                YOUR ACCOUNT  21

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.


Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received by Signature Services.


At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.


Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.


To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o  after any changes of name or address of the registered owner(s)
o  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Short- and long-term capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Your dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.


22  YOUR ACCOUNT

Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. alternatively, signature services may charge you $10 a year to maintain your account. You will not be charged a cdsc if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o  Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o  Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.


Retirement plans John Hancock Funds offers a range of retirement plans, including IRAs, SIMPLE IRAs, SIMPLE 401(k)s, SEPs, 401(k)s, and money purchase pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.



                                                                YOUR ACCOUNT  23

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

How the funds are organized Each John Hancock income fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock income funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

[The following information was represented as a flow chart in the printed material.]

                                -----------------
                                  Shareholders
                                -----------------

Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                             Boston, MA 02217-1000

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
             ------------------------------------------------------


                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------

                      ------------------------------------
                                   Custodian

                           Investors Bank & Trust co.
                              200 Clarendon Street
                                Boston, MA 02116

                      Holds the funds' assets, settles all
                     portfolio trades and collects most of
                        the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------
                                                                Asset management
                      ------------------------------------
                                    Trustees

                        Supervise the funds' activities.
                      ------------------------------------


24  FUND DETAILS

Accounting compensation The funds compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets.

Portfolio trades In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

Investment goals Except for Government Income Fund, High Yield Bond Fund and Intermediate Maturity Government Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.

Diversification All of the income funds are diversified.

--------------------------------------------------------------------------------
SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation that authorizes annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.


Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B and Class C shares, interest expenses.


--------------------------------------------------------------------------------
 Class B unreimbursed distribution expenses(1)
--------------------------------------------------------------------------------

                                         Unreimbursed         As a % of
Fund                                     expenses             net assets
--------------------------------------------------------------------------------
Government Income                        $10,894,166          6.53%
Intermediate Maturity Gov.               $   402,344          6.06%
Sovereign Bond                           $ 3,985,198          3.07%
Sovereign U.S. Gov. Income               $ 5,472,842          5.27%

(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.


Class C shares had not begun operations during the 1997 fiscal year; therefore, there are no unreimbursed expenses to report.


Initial compensation Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

Annual compensation Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which john hancock funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.


                                                                FUND DETAILS  25

--------------------------------------------------------------------------------
 Class A investments
--------------------------------------------------------------------------------

                                                              Maximum
                                       Sales charge           reallowance             First year              Maximum
                                       paid by investors      or commission           service fee             total compensation(1)
                                       (% of offering price)  (% of offering price)   (% of net investment)   (% of offering price)
-----------------------------------------------------------------------------------------------------------------------------------
 Group 1 funds
 Up to $99,999                         3.00%                  2.26%                   0.25%                    2.50%
 $100,000 - $499,999                   2.50%                  2.01%                   0.25%                    2.25%
 $500,000 - $999,999                   2.00%                  1.51%                   0.25%                    1.75%

 Group 2 funds
 Up to $99,999                         4.50%                  3.76%                   0.25%                    4.00%
 $100,000 - $249,999                   3.75%                  3.01%                   0.25%                    3.25%
 $250,000 - $499,999                   2.75%                  2.06%                   0.25%                    2.30%
 $500,000 - $999,999                   2.00%                  1.51%                   0.25%                    1.75%

 Regular investments of $1 million
 or more (Groups 1 and 2)

 First $1M - $4,999,999                --                     0.75%                   0.25%                    1.00%
 Next $1 - $5M above that              --                     0.25%                   0.25%                     .50%
 Next $1 or more above that            --                     0.00%                   0.25%                    0.25%

 Waiver investments(2)                 --                     0.00%                   0.25%                    0.25%

-----------------------------------------------------------------------------------------------------------------------------------
 Class B investments
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Maximum
                                                              reallowance             First year              Maximum
                                                              or commission           service fee             total compensation(1)
                                                              (% of offering price)   (% of net investment)   (% of offering price)
-----------------------------------------------------------------------------------------------------------------------------------
 Group 1 funds
 All amounts                                                  2.25%                   0.25%                   2.50%

 Group 2 funds
 All amounts                                                  3.75%                   0.25%                   4.00%


-----------------------------------------------------------------------------------------------------------------------------------
 Class C investments
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Maximum
                                                              reallowance             First year              Maximum
                                                              or commission           service fee             total compensation(1)
                                                              (% of offering price)   (% of net investment)   (% of offering price)
 All amounts                                                  0.75%                   0.25%                   1.00%


(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.


26  FUND DETAILS

-------------------------------------------------------------------------------
MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's principal securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief descriptions of these securities and investment practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that a John Hancock income fund will earn income or show a positive total return over any period of time -- days, months or years.

-------------------------------------------------------------------------------
TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments, and may widen any losses.

Extension risk The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector of the bond market or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.


Prepayment risk The risk that unanticipated prepayments may occur during periods of falling interest rates, reducing the value of mortgage-backed securities.


Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.


                                                                FUND DETAILS  27

--------------------------------------------------------------------------------
 Higher-risk securities and practices
--------------------------------------------------------------------------------

This table shows each fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semiannual reports.

10 Percent of total assets (italic type)
10 Percent of net assets (roman type)
l  No policy limitation on usage; fund may be using currently
+  Permitted, but has not typically been used
-- Not permitted

                                                                                                           Sovereign
                                                                                                           U.S.
                                                       Government  High Yield  Intermediate    Sovereign   Gov't      Strategic
                                                       Income      Bond        Maturity Gov't  Bond        Income     Income
------------------------------------------------------------------------------------------------------------------------------------
Investment practices
Borrowing; reverse repurchase agreements
The borrowing of money from banks or
through reverse repurchase agreements.
Leverage, credit risks.                                33.3        33.3        33.3            33.3        33.3       33

Covered mortgage dollar roll
transactions The sale of mortgage-backed
securities with the commitment to buy
back similar securities at a future
date. Credit, interest rate, leverage,
market, opportunity risks.                                l           l           l               l           l        l

Repurchase agreements The purchase of a
security that must later be sold back to
the issuer at the same price plus
interest. Credit risk.                                    l           l           l               l           l        l

Securities lending The lending of
securities to financial institutions,
which provide cash or government
securities as collateral. Credit risk.                   30          30         3.3            33.3          30      33.3

Short-term trading Selling a security
soon after purchase. A portfolio
engaging in short-term trading will have
higher turnover and transaction
expenses. Market risk.                                    l           l           l               l           l        l

When-issued securities and forward
commitments The purchase or sale of
securities for delivery at a future
date; market value may change before
delivery.Market, opportunity, leverage
risks.                                                    l           l           l               l           l        l

-----------------------------------------------------------------------------------------------------------------------------------
Conventional securities

Brady bonds Dollar-denominated
securities issued to refinance foreign
government bank loans and other debt.
Credit, interest rate, market, political
risks.                                                   10        +(1)         --              25          --       +(1)

Foreign debt securities Debt securities
issued by foreign governments or
companies. Credit, currency, interest
rate, market, political risks.                           20        l(1)         --              25          --       l(1)

In-kind, delayed and zero coupon debt
securities Securities offering non-cash
or delayed-cash payment. Their prices
are typically more volatile than those
of conventional debt securities. Credit,
interest rate, market risks.                              l           l           l               l           l        l

Restricted and illiquid securities
Securities not traded on the open
market. May include illiquid Rule 144A
securities. Liquidity, valuation, market
risks.                                                   10          10          15              15          15       15

-----------------------------------------------------------------------------------------------------------------------------------
Unleveraged derivative securities

Asset-backed securities Securities
backed by unsecured debt, such as credit
card debt; these securities are often
guaranteed or over-collateralized to
enhance their credit quality. Credit,
interest rate risks.                                     20           l          20               l          35        l

Mortgage-backed securities Securities
backed by pools of mortgages, including
passthrough certificates, PACs, TACs and
other senior classes of collateralized
mortgage obligations (CMOs). Credit,
extension, prepayment, liquidity
interest rate risks.                                      l           l           l               l           l        l

Participation interests Securities
representing an interest in another
security or in bank loans. Credit,
interest rate, liquidity, valuation
risks.                                                   --        10(2)         --            15(2)         --     15(2)

Rights and warrants Securities offering
the right, or involving the promise, to
buy or sell certain securities at a
future date. Market risk.                                 5           5           5               5          --        5


(1) No more than 25% of the fund`s assets will be invested in government securities of any one foreign country.
(2) Part of the 10% or 15% limitation on illiquid securities.


28  FUND DETAILS

--------------------------------------------------------------------------------
 Higher-risk securities and practices (cont'd)
--------------------------------------------------------------------------------

                                                                                                           Sovereign
                                                                                                           U.S.
                                                       Government  High Yield  Intermediate    Sovereign   Gov't      Strategic
                                                       Income      Bond        Maturity Gov't  Bond        Income     Income
------------------------------------------------------------------------------------------------------------------------------------

Leveraged derivative securities
Currency contracts Contracts involving
the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.

o Hedged. Currency, hedged leverage,
  correlation, liquidity, opportunity
  risks.                                                 --           l          --              --          --        l
o Speculative. Currency, speculative
  leverage, liquidity risks.                             --          --          --              --          --        +

Financial futures and options;
securities and index options Contracts
involving the right or obligation to
deliver or receive assets or money
depending on the performance of one or
more assets or an economic index.

o Futures and related options. Interest
  rate, currency, market, hedged or
  speculative leverage, correlation,
  liquidity, opportunity risks.                           l           l          --               l           l        l
o Options on securities and indices.
  Interest rate, currency, market,
  hedged or speculative leverage,
  correlation, liquidity, credit,
  opportunity risks.                                      l           l          --               +           l        +

Structured securities Indexed and/or
  leveraged mortgage-backed and other
  debt securities, including
  principal-only and interest-only
  securities, leveraged floating rate
  securities, and others. These
  securities tend to be highly sensitive
  to interest rate movements and their
  performance may not correlate to such
  movements in a conventional fashion.
  Credit, interest rate, extension,
  prepayment, market, speculative
  leverage, liquidity, valuation risks.                   l           l           l               l           l        l

Swaps, caps, floors, collars OTC
contracts involving the right or
obligation to receive or make payments
based on two different income streams.
Correlation, credit, currency,
interest rate, hedged or speculative
leverage, liquidity, valuation risks.                     +           +           +               +           +        +


--------------------------------------------------------------------------------
 Analysis of funds with 5% or more in junk bonds(1)
--------------------------------------------------------------------------------

                Quality rating
                (S&P/Moody's)(2)   High Yield Bond Fund    Sovereign Bond Fund     Strategic Income Fund
--------------------------------------------------------------------------------------------------------
Investment-     AAA/Aaa            2.1%                    31.4%                   26.1%
Grade           AA/Aa              0.3%                     8.6%                    7.0%
Bonds           A/A                0.1%                    19.3%                    0.0%
                BBB/Baa            0.2%                    13.1%                    3.3%
--------------------------------------------------------------------------------------------------------
Junk            BB/Ba              8.2%                    14.0%                   12.2%
Bonds           B/B               67.2%                     8.4%                   40.8%
                CCC/Caa            6.3%                     0.0%                    1.6%
                CC/Ca              0.0%                     0.0%                    0.0%
                C/C                0.0%                     0.0%                    0.0%
                D                  0.2%                     0.0%                    0.3%
                % of
                portfolio
                in bonds          84.6%                    94.8%                   91.3%

o Rated by Standard & Poor's or Moody's   o Rated by the adviser

(1) Average weighted quality distribution for the most recent fiscal year.
(2) In cases where the S&P and Moody's ratings for a given bond issue do not agree, the issue has been counted in the higher category.


                                                                FUND DETAILS  29

For more information

--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock income funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual/semiannual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus). You may visit the Securities and Exchange Commision's internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information.

To request a free copy of the current annual/semiannual report or the SAI, please write or call:


John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA02217-1000
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713
Internet website: www.jhancock.com/funds


[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts 02199-7603


       John Hancock (R)                        (C) 1996 John Hancock Funds, Inc.
       Financial Services                                             INCPN 5/98

                       JOHN HANCOCK STRATEGIC INCOME FUND


                       Class A, Class B and Class C Shares
                       Statement of Additional Information

                                   May 1, 1998

This Statement of Additional Information provides information about John Hancock Strategic Income Fund (the "Fund") in addition to the information that is contained in the combined Income Funds' Prospectus dated May 1, 19987 (the "Prospectus"). The Fund is a diversified series portfolio of John Hancock Strategic Series (the "Trust").


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                Table of Contents
                                                                         Page


Organization of the Fund                                                   2
Investment Objective and Policies                                          2
Investment Restrictions                                                   17
Those Responsible for Management                                          19
Investment Advisory and Other Services                                    28
Distribution Contracts                                                    30
Net Asset Value                                                           31
Initial Sales Charge on Class A Shares                                    32
Deferred Sales Charge on Class B and Class C Shares                       35
Special Redemptions                                                       38
Additional Services and Programs                                          39
Description of the Fund's Shares                                          41
Tax Status                                                                42
Calculation of Performance                                                47
Brokerage Allocation                                                      48
Transfer Agent Services                                                   50
Custody of Portfolio                                                      50
Independent Auditors                                                      50
Appendix                                                                 A-1
Financial Statements                                                     F-1

ORGANIZATION OF THE FUND


The Fund is series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. The Fund was organized in April 1986.


John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts.

INVESTMENT OBJECTIVE AND POLICIES


The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. There is no assurance that the Fund will achieve its investment objective.

The investment objective of the Fund is a high level of current income. The Fund will seek to achieve its investment objective by investing primarily in: (i) foreign government and corporate debt securities, (ii) U.S. Government securities and (iii) lower-rated high yield high risk debt securities of U.S. issuers.


Lower Rated Securities. The higher yields and high income sought by the Fund are generally obtainable from high yield risk securities in the lower rating categories of the established rating services. These securities are rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Ratings Group ("Standard & Poor's"). The Fund may invest in securities rated as low as Ca by Moody's or CC by Standard & Poor's, which may indicate that the obligations are speculative to a high degree and in default. Lower rated securities are generally referred to as junk bonds. See the Appendix attached to this Statement of Additional Information for a description of the characteristics of the various ratings categories. The Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the minimum ratings noted above. The credit ratings of Moody's and Standard & Poor's (the "Rating Agencies"), such as those ratings described in this Statement of Additional Information, may not be changed by the Rating Agencies in a timely fashion to reflect subsequent economic events. The credit ratings of securities do not evaluate market risk. The Fund may also invest in unrated securities which, in the opinion of the Adviser, offer comparable yields and risks to the rated securities in which the Fund may invest.

Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information concerning the rating of Moody's and S&P and their significance.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund.

Debt securities that are rated in the lower rating categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed income securities generally respond to short-term corporate and market developments to a greater extent than the price and liquidity of higher rated securities, because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations. Although the Adviser seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions, there can be no assurance that the Adviser will be successful in limiting the Fund's exposure to the risks associated with lower rated securities. Because the Fund invests in securities in the lower rated categories, the achievement of the Fund's goals is more dependent on the Adviser's ability than would be the case if the Fund were investing in securities in the higher rated categories.

The Fund's investments in debt securities may include increasing rate note securities, zero coupon bonds and payment-in-kind bonds. Zero coupon bonds have a determined interest rate, but payment of the interest is deferred until maturity of the bonds. Payment- in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. The market prices of zero coupon and payment-in-kind bonds are affected to a greater extent by interest rate changes, and thereby tend to be more volatile than securities which pay interest periodically and in cash. Increasing rate note securities are typically refinanced by the issuers within a short period of time.

The market value of debt securities which carry no equity participation usually reflects yields generally available on securities of similar quality and type. When such yields decline, the market value of a portfolio already invested at higher yields can be expected to rise if such securities are protected against early call. In general, in selecting securities for its portfolio, the Fund intends to seek protection against early call. Similarly, when such yields increase, the market value of a portfolio already invested at lower yields can be expected to decline. The Fund's portfolio may include debt securities which sell at substantial discounts from par. These securities are low coupon bonds which, because of their lower acquisition cost tend to sell on a yield basis approximating current interest rates during periods of high interest rates.

Reduced volume and liquidity in the high yield high risk bond market or the reduced availability of market quotations may make it more difficult to dispose of the Fund's investments in high yield high risk securities and to value accurately these assets. The reduced availability of reliable, objective data may increase the Fund's reliance on management's judgment in valuing high yield high risk bonds. In addition, the Fund's investments in high yield high risk securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. The Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risk inherent in all securities.

Foreign Securities. The Fund may invest in debt obligations (which may be denominated in the U.S. dollar or in non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (such as the World
Bank), and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities. The Fund may also invest in debt securities that are issued by U.S. corporations and denominated in non-U.S. currencies. No more than 25% of the Fund's total assets, at the time of purchase, will be invested in government securities of any one foreign country.

The Fund may also invest in American Depository Receipts ("ADRs"). ADRs (sponsored and unsponsored) are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation, and are designed for trading in United States securities markets. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the United States, and, therefore, there may not be a correlation between that information and the market value of an unsponsored ADR.

The percentage of the Fund's assets that will be allocated to foreign securities will vary depending on the relative yields of foreign and U.S. securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Although the Fund may invest in any country where the Adviser believes there is a potential to achieve the Fund's investment objective, it presently expects to invest primarily in securities of issuers in industrialized Western European countries (including Scandinavian countries) and in Canada, Japan, Australia and New Zealand. Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative.

The value of portfolio securities denominated in foreign currencies may increase or decrease in response to changes in currency exchange rates. The Fund will incur costs in connection with converting between currencies.

Foreign Currency Transactions. The Fund may enter into forward foreign currency contracts involving currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rate between these currencies as well as to enhance return or as a substitute for the purchase or sale of currency. The foreign currency transactions of the Fund may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables for payables of the Fund accruing in connection with the purchase and sale of its portfolio securities denominated in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. The Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Adviser.

If the Fund enters into a forward contract requiring it to purchase foreign currency, its custodian bank will segregate cash or liquid securities in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. Those assets will be valued at market daily and if the value of the assets in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

There is no limitation on the value of the Fund's assets that may be committed to forward contracts or on the term of a forward contract. In addition to the risks described above, forward contracts are subject to the following additional risks: (1) that a Fund's performance will be adversely affected by unexpected changes in currency exchange rates; (2) that the counterparty to a forward contract will fail to perform its contractual obligations; (3) that a Fund will be unable to terminate or dispose of its position in a forward contract; and (4) with respect to hedging transactions in forward contracts, that there will be imperfect correlation between price changes in the forward contract and price changes in the hedged portfolio assets.

The cost to the Fund of engaging in foreign currency transactions varies with such factors as that currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Global Risks. Investments in foreign securities may involve certain risks not present in domestic investments due to exchange controls, less publicly available information, more volatile or less liquid securities markets, and the possibility of expropriation, confiscatory taxation or political, economic or social instability. There may be difficulty in enforcing legal rights outside the United States. Some foreign companies are not subject to the same uniform financial reporting requirements, accounting standards and governmental supervision as domestic companies, and foreign exchange markets are regulated differently from the U.S. stock market. Security trading practices abroad may offer less protection to investors such as the Fund. In addition, foreign securities may be denominated in the currency of the country in which the issuer is located. Consequently, changes in the foreign exchange rate will affect the value of the Fund's shares and dividends. Finally, you should be aware that the expense ratios of international funds generally are higher than those of domestic funds, because there are greater costs associated with maintaining custody of foreign securities and the increased research necessary for international investing results in a higher advisory fee.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominately based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in these countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

The Fund may acquire other restricted securities including securities for which market quotations are not readily available. These securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair market value as determined in good faith by the Fund's Trustees.

Repurchase Agreements. In a repurchase agreement the Fund would buy a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. The Fund will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate 33% of the market value of its total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Board of Trustees. Under procedures established by the Board of Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 act. However, the Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit in illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. Government securities. The only futures contracts available to hedge the Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Borrowing. The Fund may borrow money in an amount that does not exceed 33% of its total assets. Borrowing by the Fund involves leverage, which may exaggerate any increase or decrease in the Fund's investment performance and in that respect may be considered a speculative practice. The interest that the Fund must pay on any borrowed money, additional fees to maintain a line of credit or any minimum average balances required to be maintained are additional costs which will reduce or eliminate any potential investment income and may offset any capital gains. Unless the appreciation and income, if any, on the asset acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.

Short Sales. The Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. The Fund may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, the Fund must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The Fund may only make short sales "against the box," meaning that the Fund, by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions.

The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest or dividends the Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Under applicable guidelines of the staff of the SEC, if the Fund engages in short sales, it must put in a segregated account (not with the broker) an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short.

Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to the Fund and may result in gains from the sale of securities deemed to have been held for less than three months, which gains must be less than 30% of the Fund's gross income for a taxable year in order for the Fund to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") for that year.

U.S. Governmental Securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association mortgage-backed certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of instrumentalities such as the Federal Home Loan Mortgage Corporation ("Freddie Macs"), the Federal National Mortgage Association ("Fannie Maes") and the Student Loan Marketing Association ("Sallie Maes"). No assurance can be given that the U.S. Government will provide financial support to these Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Mortgage-Backed Securities. Ginnie Maes, Freddie Macs and Fannie Maes are mortgage-backed securities which provide monthly payments that are, in effect, a "pass- through" of the monthly interest and principal payments (including any pre-payments) made by the individual borrowers on the pooled mortgage loans. Collateralized Mortgage Obligations ("CMOs"), in which the Fund may also invest, are securities issued by a U.S. Government instrumentality that are collateralized by a portfolio of mortgages or mortgage-backed securities. During periods of declining interest rates, principal and interest on mortgage-backed securities may be prepaid at faster-than-expected rates. The proceeds of these prepayments typically can only be invested in lower-yielding securities. Therefore, mortgage-backed securities may be less effective at maintaining yields during periods of declining interest rates than traditional debt securities of similar maturity. U.S. Government agencies and instrumentalities include, but are not limited to, Federal Farm Credit Banks, Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, and the Federal National Mortgage Association. Some obligations issued by an agency or instrumentality may be supported by the full faith and credit of the U.S. Treasury.

A real estate mortgage investment conduit, or REMIC, is a private entity formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property, and of issuing multiple classes of interests therein to investors such as the Fund. The Fund may consider REMIC securities as possible investments when the mortgage collateral is insured, guaranteed or otherwise backed by the U.S. Government or one or more of its agencies or instrumentalities. The Fund will not invest in "residual" interests in REMIC's because of certain tax disadvantages for regulated investment companies that own such interests.

Risks of Mortgage-Backed Securities. Different types of mortgage-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars."

The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage-backed securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues.

Mortgage "Dollar Roll" Transactions. The Fund may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers pursuant to which the Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The Fund will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowing and other senior securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as a financing.

Asset-Backed Securities. The Fund may invest a portion of its assets in asset-backed securities. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan services to retain possession of the underlying obligations. If the service were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Structured or Hybrid Notes. The Fund may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmark include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Participation Interests. Participation interests, which may take the form of interests in, or assignments of certain loans, are acquired from banks who have made these loans or are members of a lending syndicate. The Fund's investments in participation interests may be subject to its 15% limitation on investments in illiquid securities.

Swaps, Caps, Floors and Collars. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterpart's ability to perform, and may decline in value if the counterpart's credit worthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. The Fund will maintain in a segregated account with its custodian, cash or liquid, high grade debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlement with respect to swap, cap, collar or floor transactions.

Pay-In-Kind, Delayed and Zero Coupon Bonds. The Fund may invest in pay-in-kind, delayed and zero coupon bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices in pay-in-kind, delayed and zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a grater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Tax Status."

Brady Bonds. The Fund may invest in so-called "Brady Bonds" and other sovereign debt securities of countries that have restructured or are in the process of restructuring sovereign debt pursuant to the Brady Plan. Brady Bonds are debt securities described as part of a restructuring plan created by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan facilitate the exchange of commercial bank debt for newly issued (known as Brady Bonds). The World Bank and IMF provide funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements IMF debtor nations are required to implement of certain domestic monetary and fiscal reforms. These reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs promote the debtor country's ability to service its external obligations and promote its economic growth and development. The Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Adviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

Brady Bonds have recently been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Jordan, Mexico, Nigeria, Poland, the Philippines, Uruguay and Venezuela and may be issued by other countries. Over $130 billion in principal amount of Brady Bonds have been issued to date, the largest portion having been issued by Argentina and Brazil. Brady Bonds may involve a high degree of risk, may be in default or present the risk of default. As of January, 1, 1997, the Fund is not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize however, that Brady Bonds have been issued only recently, and, accordingly, they do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Although Brady Bonds may be collateralized by U.S. Government securities, repayment of principal and interest is not guaranteed by the U.S. Government.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Time Deposits. The Securities and Exchange Commission ("SEC") considers time deposits with periods of greater than seven days to be illiquid, subject to the restriction that illiquid securities are limited to no more than 15% of the Fund's net assets.


Short Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments or to take advantage of yield disparities between fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.


INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval of the lesser of (1) the holders of 67% or more of the shares represented at a meeting if by more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or
(2) more than 50% of the Fund's outstanding shares.

The Fund observes the fundamental restrictions listed in item (1) through (9) below. The Fund may not:

(1)   Issue senior securities, except as permitted by paragraphs (2), (6) and
      (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward foreign currency exchange contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning paragraph (3) below, are not deemed to be senior securities.

(2) Borrow money in amounts exceeding 33% of the Fund's total assets (including the amount borrowed) taken at market value. Interest paid on borrowing will reduce income available to shareholders.

(3) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the fund's total assets taken at market value.

(4) Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

(5) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies that invest in real estate or interests therein.

(6) Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

(7) Buy or sell commodity contracts, except futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, and repurchase agreements entered into in accordance with the Fund's investment policies.

(8) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of each investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.

(9) Purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if

(i) more than 5% of the Fund's total assets taken at market value would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets may be invested in securities issued or guaranteed by any foreign government or its agencies or instrumentalities, or,

(ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

In connection with the lending of portfolio securities under item (6) above, such loans must at all times be fully collateralized and the Fund's custodian must take possession of the collateral either physically or in book entry form. Securities used as collateral must be marked to market daily.

Nonfundamental Investment Restrictions. The following investment restrictions are designated as nonfundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

(a) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

(b) Purchase securities on margin (except that it may obtain such short-term credits as may be necessary for the clearance of transactions in securities and forward foreign currency exchange contracts and may make margin payments in connection with transactions in futures contracts and options on futures) or make short sales of securities unless by virtue of ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions.

(c) Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies,
      (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open- end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

(d) Invest for the purpose of exercising control over or management of any company.

(e)   Invest more than 15% of its net assets in illiquid securities.

In addition, the Fund complies with the following nonfundamental limitation on its investments:

Exercise any conversion, exchange or purchase rights associated with corporate debt securities in the portfolio if, at the time, the value of all equity interests would exceed 10% of the Fund's total assets taken at market value.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values or the total costs of the Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT


The business of the Fund is managed by its Trustees who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers and directors of the Adviser, or officers and directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Edward J. Boudreau, Jr. *  Trustee, Chairman and      Chairman, Director and
101 Huntington Avenue      Chief Executive Officer    Chief Executive Officer,
Boston, MA  02199          (1, 2)                     the Adviser; Chairman,
October 1944                                          Director and Chief
                                                      Executive Officer, The
                                                      Berkeley Financial Group,
                                                      Inc. ("The Berkeley
                                                      Group"); Chairman and
                                                      Director, NM Capital
                                                      Management, Inc. ("NM
                                                      Capital"), John Hancock
                                                      Advisers International
                                                      Limited ("Advisers
                                                      International") and
                                                      Sovereign Asset Management
                                                      Corporation ("SAMCorp");
                                                      Chairman, Chief Executive
                                                      Officer and President,
                                                      John Hancock Funds, Inc.
                                                      ("John Hancock Funds");
                                                      Chairman, First Signature
                                                      Bank and Trust Company;
                                                      Director, John Hancock
                                                      Insurance Agency, Inc.
                                                      ("Insurance Agency,
                                                      Inc."), John Hancock
                                                      Advisers International
                                                      (Ireland) Limited
                                                      ("International Ireland"),
                                                      John Hancock Capital
                                                      Corporation and New
                                                      England/Canada Business
                                                      Council; Member,
                                                      Investment Company
                                                      Institute Board of
                                                      Governors; Director, Asia
                                                      Strategic Growth Fund,
                                                      Inc.; Trustee, Museum of
                                                      Science; Director, John
                                                      Hancock Freedom Securities
                                                      Corporation (until
                                                      September 1996); Director,
                                                      John Hancock Signature
                                                      Services, Inc. ("Signature
                                                      Services") (until January
                                                      1997).

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Dennis S. Aronowitz        Trustee (3)                Professor of Law,
1216 Falls Boulevard                                  Emeritus, Boston
Fort Lauderdale, FL 33327                             University School of Law
June 1931                                             (as of 1997); Trustee,
                                                      Brookline Savings Bank.

Richard P. Chapman, Jr.    Trustee (1, 3)             President, Brookline
160 Washington Street                                 Savings Bank; Director,
Brookline, MA  02147                                  Federal Home Loan Bank
February 1935                                         of Boston (lending);
                                                      Director, Lumber
                                                      Insurance Companies
                                                      (fire and casualty
                                                      insurance); Trustee,
                                                      Northeastern University
                                                      (education); Director,
                                                      Depositors Insurance
                                                      Fund, Inc. (insurance).

William J. Cosgrove        Trustee (3)                Vice President, Senior
20 Buttonwood Place                                   Banker and Senior Credit
Saddle River, NJ 07458                                Officer, Citibank, N.A.
January 1933                                          (retired September
                                                      1991); Executive Vice
                                                      President, Citadel Group
                                                      Representatives, Inc.;
                                                      EVP Resource Evaluation,
                                                      Inc. (consulting) (until
                                                      October 1993); Trustee,
                                                      the Hudson City Savings
                                                      Bank (since 1995).

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Douglas M. Costle          Trustee (1, 3)             Director, Chairman of
RR2 Box 480                                           the Board and
Woodstock, VT  05091                                  Distinguished Senior
July 1939                                             Fellow, Institute for
                                                      Sustainable Communities,
                                                      Montpelier, Vermont (since
                                                      1991); Dean Vermont Law
                                                      School (until 1991);
                                                      Director, Air and Water
                                                      Technologies Corporation
                                                      (environmental services
                                                      and equipment), Niagara
                                                      Mohawk Power Company
                                                      (electric services) and
                                                      Mitretek Systems
                                                      (governmental consulting
                                                      services).

Leland O. Erdahl           Trustee (3)                Vice President, Chief
8046 Mackenzie Court                                  Financial Officer and
Las Vegas, NV  89129                                  Director of Amax Gold,
December 1928                                         Inc.; Director, Santa Fe
                                                      Ingredients Company of
                                                      California, Inc. and
                                                      Santa Fe Ingredients
                                                      Company, Inc. (private
                                                      food processing
                                                      companies), Uranium
                                                      Resources Corporation;
                                                      Freeport-McMoRan Copper
                                                      & Gold Company, Inc.,
                                                      Hecla Mining Company,
                                                      Canyon Resources
                                                      Corporation and Original
                                                      Sixteen to One Mines,
                                                      Inc. (1984-1987 and
                                                      1991-1995) (management
                                                      consultant).

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Richard A. Farrell          Trustee(3)                President of Farrell,
Venture Capital Partners                              Healer & Co., (venture
160 Federal Street                                    capital management firm)
23rd Floor                                            (since 1980);  Prior to
Boston, MA  02110                                     1980, headed the venture
November 1932                                         capital group at Bank of
                                                      Boston Corporation.

Gail D. Fosler              Trustee (3)               Vice President and Chief
3054 So. Abingdon Street                              Economist, The
Arlington, VA  22206                                  Conference Board
December 1947                                         (non-profit economic and
                                                      business research);
                                                      Director, Unisys Corp.;
                                                      and H.B. Fuller Company.

William F. Glavin           Trustee (3)               President Emeritus,
120 Paget Court - John's                              Babson College (as of
Island                                                1997); Vice Chairman,
Vero Beach, FL 32963                                  Xerox Corporation (until
March 1932                                            June 1989); Director,
                                                      Caldor Inc., Reebok,
                                                      Inc. (since 1994) and
                                                      Inco Ltd.

Anne C. Hodsdon *           Trustee and President     President, Chief
101 Huntington Avenue       (1,2)                     Operating Officer and
Boston, MA  02199                                     Director, the Adviser;
April 1953                                            President, COO and
                                                      Director, The Berkeley
                                                      Group; Director, John
                                                      Hancock Funds, Advisers
                                                      International, Insurance
                                                      Agency, Inc. and
                                                      International Ireland;
                                                      President and Director,
                                                      SAMCorp. and NM Capital;
                                                      Executive Vice
                                                      President, the Adviser
                                                      (until December 1994);
                                                      Director, Signature
                                                      Services (until January
                                                      1997).

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Dr. John A. Moore          Trustee (3)                President and Chief
Institute for Evaluating                              Executive Officer,
Health Risks                                          Institute for Evaluating
1629 K Street NW                                      Health Risks, (nonprofit
Suite 402                                             institution) (since
Washington, DC 20006-1602                             September 1989).
February 1939

Patti McGill Peterson      Trustee (3)                Executive Director,
Cornell University                                    Council for
Institute of Public                                   International Exchange
Affairs                                               of Scholars (since
364 Upson Hall                                        January 1998), Vice
Ithica, NY  14853                                     President, Institute of
May 1943                                              International Education
                                                      (since January 1998);
                                                      Cornell Institute of
                                                      Public Affairs, Cornell
                                                      University (until December
                                                      1997); President Emeritus
                                                      of Wells College and St.
                                                      Lawrence University;
                                                      Director, Niagara Mohawk
                                                      Power Corporation
                                                      (electric utility) and
                                                      Security Mutual Life
                                                      (insurance).

John W. Pratt              Trustee (3)                Professor of Business
2 Gray Gardens East                                   Administration at
Cambridge, MA  02138                                  Harvard University
September 1931                                        Graduate School of
                                                      Business Administration
                                                      (since 1961).

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Richard S. Scipione *      Trustee (1)                General Counsel, John
John Hancock Place                                    Hancock Life Company;
P.O. Box 111                                          Director, the Adviser,
Boston, MA  02117                                     Advisers International,
August 1937                                           John Hancock Funds, John
                                                      Hancock Distributors,
                                                      Inc., Insurance Agency,
                                                      Inc., John Hancock
                                                      Subsidiaries, Inc.,
                                                      SAMCorp. and NM Capital;
                                                      Director, The Berkeley
                                                      Group; Director, JH
                                                      Networking Insurance
                                                      Agency, Inc.; Director,
                                                      Signature Services
                                                      (until January 1997).

Edward J. Spellman, CPA    Trustee (3)                Partner, KPMG Peat
259C Commercial Bld.                                  Marwick LLP (retired
Ft. Lauderdale, FL 33308                              June 1990).
November 1932

Robert G. Freedman         Vice Chairman and Chief    Vice Chairman and Chief
101 Huntington Avenue      Investment Officer (2)     Investment Officer, the
Boston, MA  02199                                     Adviser; Director, the
July 1938                                             Adviser, Advisers
                                                      International, John
                                                      Hancock Funds, SAMCorp.,
                                                      Insurance Agency, Inc.,
                                                      Southeastern Thrift & Bank
                                                      Fund and NM Capital;
                                                      Director and Senior Vice
                                                      President, The Berkeley
                                                      Group; President, the
                                                      Adviser (until December
                                                      1994); Director, Signature
                                                      Services (until January
                                                      1997).

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

James B. Little            Senior Vice President and  Senior Vice President,
101 Huntington Avenue      Chief Financial Officer    the Adviser, The
Boston, MA  02199                                     Berkeley Group, John
February 1935                                         Hancock Funds.

John A. Morin              Vice President             Vice President and
101 Huntington Avenue                                 Secretary, the Adviser,
Boston, MA  02199                                     The Berkeley Group,
July 1950                                             Signature Services and
                                                      John Hancock Funds;
                                                      Secretary, NM Capital and
                                                      SAMCorp.; Clerk, Insurance
                                                      Agency, Inc.; Counsel,
                                                      John Hancock Mutual Life
                                                      Insurance Company (until
                                                      February 1996), and Vice
                                                      President of John Hancock
                                                      Distributors, Inc. (until
                                                      April 1994).

Susan S. Newton            Vice President and         Vice President, the
101 Huntington Avenue      Secretary                  Adviser; John Hancock
Boston, MA  02199                                     Funds, Signature
March 1950                                            Services and The
                                                      Berkeley Group, NM
                                                      Capital; Vice President,
                                                      John Hancock
                                                      Distributors, Inc.
                                                      (until April 1994).

James J. Stokowski         Vice President and         Vice President, the
101 Huntington Avenue      Treasurer                  Adviser.
Boston, MA  02199
November 1946

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau and Scipione and Ms. Hodsdon, each a non-Independent Trustee, and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and/or its affiliates and receive no compensation from the Fund for their services.


                                                        Total Compensation From
                                                           All Funds in John
                             Aggregate Compensation     Hancock Fund Complex to
Independent Trustees            From the Fund(1)              Trustees(2)
--------------------            ----------------              -----------

Dennis S. Aronowitz               $ 5,476                      $ 72,450
Richard P. Chapman, Jr.*            5,663                        75,200
William J. Cosgrove*                5,476                        72,450
Douglas M. Costle++                 5,663                        75,350
Leland O. Erdahl++                  5,476                        72,350
Richard A. Farrell++                5,663                        75,350
Gail D. Fosler                      5,476                        68,450
William F. Glavin*++                5,470                        72,250
Bayard Henry**                          0                        23,700
John A. Moore++                     5,476                        68,350
Pattie McGill Peterson++            5,476                        72,100
John W. Pratt++                     5,476                        72,350
Edward J. Spellman                  5,663                        73,950
                                  -------                      --------
Total                             $66,454                      $894,300

(1)   Compensation is for the fiscal year ended May 31, 1997.

(2) The total compensation paid by the John Hancock Fund Complex to the Independent Trustees is as of the calendar year ended December 31, 199656. As of that, date there were sixty-one funds in the John Hancock Fund Complex, with each of these Independent Trustees serving on sixteen funds.

** Mr. Henry retired from his position as a Trustee of the Fund effective April 26, 1996.

* As of May 31, 1997 the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Fund Complex for Mr. Chapman was $63,164 and for Mr. Cosgrove was 131,317 and Mr. Glavin was $ 109,059 under the John Hancock Deferred Compensation Plan for Independent Trustees.

++    Became Trustees of the Trust on June 26, 1996.


All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of February 2, 1998, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund. As of that date, no persons owned of record or beneficially 5% or more of the Fund's outstanding Class A shares and the following person is the only person owning of record or beneficially 5% or more of the Fund's outstanding Class B shares: Merrill Lynch Pierce

Fenner & Smith, Inc., Attention: Mutual Fund Operations, 4800 Deer Lake Drive East, Jacksonville, Florida (10.64%).


INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $26 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,400,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries high ratings from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser, which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies, expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.


As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee, based on a stated percentage of the average of the daily net assets the Fund as follows:


Net Asset Value Annual Rate                Annual Rate
---------------------------                -----------

First $100,000,000                            0.60%
Next $150,000,000                             0.45%
Next $250,000,000                             0.40%
Next $150,000,000                             0.35%
Amount over $650,000,000                      0.30%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one of more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made insofar as feasible for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


Pursuant to its Advisory Agreement, the Adviser is not liable to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Advisory .

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both Agreements may be terminated on 60 days written notice by either party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.


For the years ended May 31, 1995, 1996 and 1997 the Adviser received a fee of $2,007,777, $2,313,339 and $2,830,885, respectively.


Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser . Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended May 31, 1997, the Fund paid the Adviser $132,910 for services under this Agreement.


In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACT


The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class on behalf of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares at the time of sale. In the case of Class B or Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis. John Hancock Funds may pay extra compensation to financial services firms selling large amounts of fund shares. This compensation would be calculated as a percentage of fund shares sold by the firm.


Total underwriting commissions for sales of the Fund's Class A shares for the fiscal years ended May 31, 1996 and 1997 were $2,095,227 and $2,275,918, respectively. Of such amounts, $232,623 and $266,508, respectively, were retained by John Hancock Funds in 1996 and 1997. The remainder of the underwriting commissions were reallowed to dealers.


The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares and 1.00% for Class B and Class C shares of the Fund's average daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others engaged in the sale of Fund shares, (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares, and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event that John Hancock Funds is not fully reimbursed for payments it makes or expenses it incurs under the Class A Plan, these expenses will not be carried beyond one year from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under Class B and Class C Plans as a liability of the Fund, because the Trustees may terminate the Class B and/or Class C Plans at any time. For the period ended May 31, 1997 an aggregate of $5,664,567 of distribution expenses or 2.11% of the average net assets of the Class B shares of the Fund was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees in prior periods. Class C shares did not commence operations until May 1, 1998; therefore, there are no unreimbursed expenses to report.


The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on each these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty (a) by a vote of a majority of the Independent Trustees, or (b) by a vote of a majority of the Fund's outstanding shares of the applicable class in each case upon 60 days' written notice to John Hancock Funds and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to the Plan. Each Plan provides that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.


Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.


During the fiscal year ended May 31, 1997, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services for the Fund. Class C shares did not commence operations until May 1, 1998; therefore, there are no expenses to report.


                                  Expense Items
                                  -------------

                             Printing and                              Interest
                             Mailing of                   Expense of   Carrying
                             Prospectus to  Compensation  John         or Other
                             New            to Selling    Hancock      Finance
                Advertising  Shareholders   Brokers       Funds        Charges
                -----------  ------------   -------       -----        -------

Class A Shares  $111,225     $ 4,509        $669,867      $  390,397       ----

Class B Shares  $318,054     $14,489        $944,509      $1,111,173   $294,737

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m. London time (12:00 noon, New York time) on the date of any determination of a Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive a Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining the reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund owned by the investor, or, if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

      o Any state, county or any instrumentality, department, authority, or agency of these entities that is prohibited by applicable investment laws from paying a sales charge or commission when it purchases shares of any registered investment management company.*

      o A bank, trust company, credit union, savings institution or other depository institution, its trust departments or common trust funds if it is purchasing $1 million or more for non-discretionary customers or accounts.*

      o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandchildren, mother, father, sister, brother, mother-in- law, father-in-law) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

      o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into an agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

      o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

      o A member of an approved affinity group financial services plan.*

      o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

      o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

      o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account, may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

           Amount Invested                           CDSC Rate
           ---------------                           ---------

           $1 to $4,999,999                             1.00%
           Next $5 million to $9,999,999                0.50%
           Amounts of $10 million and over              0.25%

Class A shares of the Fund may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* For investments made under these provisions, John Hancock Funds may make a payment out of its own resources to the Selling Broker in an amount not to exceed 0.25% of the amount invested.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount then being invested but also the purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.


Letter of Intention. The reduced sales charges are also applicable to investments in shares made over a specified period pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include IRAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. Such an investment (including accumulations and combinations) must aggregate $100,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.


The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrow Class A shares will be released. If the total investment specified in the LOI is not completed, the shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes

Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES


Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

Class B and Class C shares are not available to full-service defined contribution plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for the purpose of determining the number of years from the time of any payment for the purchase of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.


When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:


You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

      oProceeds of 50 shares redeemed at $12 per shares (50 x 12)       $600.00
      o*Minus Appreciation ($12 - $10) x 100 shares                     (200.00)
      oMinus proceeds of 10 shares not subject to CDSC
            (dividend reinvestment)                                     (120.00)
                                                                        -------
      oAmount subject to CDSC                                           $280.00

      *The appreciation is based on all 100 shares in the lot not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to selected Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B shares and Class C shares and of Class A shares that are subject to CDSC, unless indicated otherwise, in the circumstances defined below:


For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

*     Redemptions due to death or disability.

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.


* Redemptions of Class B and Class C shares made under a periodic withdrawal plan, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Investor Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)


* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See you Merrill Lynch financial consultant for further information.


For Retirement Accounts (such as IRA, SIMPLE IRA, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.


* Redemptions made to effect mandatory distributions under the Internal Revenue Code.

*     Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement under section 401(a) of the Code (such as 401(k), Money Purchase Pension Plan and Profit-Sharing Plan).

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for reference.



CDSC Waiver Matrix for Class B and Class C Funds.

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
--------------------------------------------------------------------------------------------------------
Type of Distribution     401(a) Plan     403(b)        457            IRA, IRA        Non-retirement
                         401(k), MPP,                                 Rollover
                         PSP)
--------------------------------------------------------------------------------------------------------
Death or                 Waived          Waived        Waived         Waived          Waived
Disability
--------------------------------------------------------------------------------------------------------
Over 70 1/2              Waived          Waived        Waived         Waived for      12% of account
                                                                      mandatory       annually in
                                                                      distributions   periodic
                                                                                      payments
--------------------------------------------------------------------------------------------------------
Between 59               Waived          Waived        Waived         Waived for      12% of account
1/2 and 70 1/2                                                        Life            value annually
                                                                      Expectancy      in periodic
                                                                      or 12% of       payments
                                                                      account
                                                                      value
                                                                      annually in
                                                                      period
                                                                      payments
--------------------------------------------------------------------------------------------------------
Under 59 1/2             Waived for      Waived for    Waived for     Waived for      12% of account
                         annuity         annuity       annuity        annuity         value annually
                         payments        payments      payments       payments        in periodic
                         (72+) or        (72+) or      (72+) or       (72+) or        payments
                         12% of          12% of        12% of         12% of
                         account         account       account        account
                         value           value         value          value
                         annually in     annually in   annually in    annually in
                         period          period        period         period
                         payments        payments      payments       payments
--------------------------------------------------------------------------------------------------------
Loans                    Waived          Waived        N/A            N/A             N/A
--------------------------------------------------------------------------------------------------------
Termination of           Not Waived      Not Waived    Not Waived     Not Waived      N/A
Plan
--------------------------------------------------------------------------------------------------------
Hardships                Waived          Waived        Waived         N/A             N/A
--------------------------------------------------------------------------------------------------------
Return of                Waived          Waived        Waived         N/A             N/A
Excess
--------------------------------------------------------------------------------------------------------


If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in readily marketable portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.


Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transactions charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund and John Hancock Intermediate Maturity Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.


If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.


The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.


An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".


Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which Sincemay result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program (MAAP). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:


The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAA may be revoked by Signature Services without prior notice if any check is not honored by your bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to processing date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed shares of the Fund may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or in shares of any of the other John Hancock mutual funds, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares acquired through reinvestment will, for purposes of computing the CDSC payable upon subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel the reinvestment privilege at any time.

A redemption or exchange of shares of the Fund is a taxable transaction for Federal income tax purposes, even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B share, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

DESCRIPTION OF THE FUND'S SHARES


The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and one other series. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Fund, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of three classes of shares of the Fund, designated as Class A, Class B and Class C.


The shares of the Fund represent an equal proportionate interest in the aggregate net assets attributed to that class of the Fund. Holders of each class of shares each have certain exclusive voting rights on matters relating to their respective Rule 12b-1 distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.


Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class will be borne exclusively by that class; (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares; and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.


In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares, and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept credit card checks. Use of information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.

TAX STATUS


Each series of the Trust, including the Fund, is treated as a separate entity for tax purposes. The Fund has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) As a result of federal tax legislation enacted on August 5, 1997 (the "Act"), gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department has issued guidance under the Act that enables the Fund to pass through to its shareholders the benefits of the capital gains rates enacted in the Act. Shareholders should consult their own tax advisers on the correct application of these new rules in their particular circumstances. Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.


Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Foreign  exchange  gains and  losses  realized  by the Fund in  connection  with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to the Fund's investment in stock or securities, including speculative currency positions could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.


The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Some tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits or deductions with respect to foreign income taxes or certain other foreign taxes ("qualified foreign taxes"), paid by the Fund, subject to certain holding period requirements and limitations contained in the Code, if the Fund so elects. If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund even though not actually received by them, and (ii) treat such respective pro rata portions as qualified foreign income taxes paid by them.

If the Fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign income tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund does not satisfy the 50% requirement described above or otherwise does not make the election, the Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders, and shareholders will not include these foreign taxes in their income, nor will they be entitled to any tax deductions or credits with respect to such taxes.


The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and/or engage in options, futures or forward transactions that will generate capital gains or engage in certain other transactions or derivatives. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.


Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent Class A shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion. Also, future Treasury Department guidance issued to implement the Act may contain additional rules for determining the tax treatment of sales of Fund shares held for various periods, including the treatment of losses on sales of shares held for six months or less that are recharacterized as long-term capital losses, as described above.


Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.


For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. The Fund has $29,587,682 of capital loss carry-forwards, which expire as follows: May 31, 1999-$8,553,157 May 31, 2002-$454,810, May 31,
2003-$20,312,807 and May 31, 2004-$266,908 available to offset future net capital gains.

Only a small portion, if any, of the distributions from the Fund may qualify for the dividends-received deduction for corporations, subject to the limitations applicable under the Code. The qualifying portion is limited to properly designated distributions attributed to dividend income (if any) the Fund receives from certain stock in U.S. domestic corporations and the deduction is subject to holding period requirements and debt-financing limitations under the Code.


Investment in debt obligations that are at risk of or in default presents special tax issues for any fund that holds these obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund if it acquires such obligations in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and to seek to avoid becoming subject to Federal income or excise tax.


Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.


The Fund is required to accrue income on any debt securities that have more than a de minimus amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.


A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

The Fund may be required to account for its transactions in forward rolls or swaps, caps, floors and collars in a manner that, under certain circumstances, may limit the extent of its participation in such transactions. Additionally, the Fund may be required to recognize gain, but not loss, if a swap or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. The Fund may have to sell portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.


Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into options, future, foreign currency positions, and foreign currency forward contracts.

Certain options, futures and forward foreign currency contracts undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short- term (or, in the case of foreign currency contracts, as ordinary income or loss) and timing of some gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, short sale or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to seek to minimize any potential adverse tax consequences.


The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.


Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.


CALCULATION OF PERFORMANCE


For the 30-day period ended November 30, 1997, the Fund's annualized yields for Class A and Class B shares of the Fund were 7.50 % and 7.15%, respectively. Class C shares of the Fund commenced operations on May 1, 1998; therefore, there is no yield to report. The average annual total returns on Class A shares of the Fund for the 1 year, 5 year and 10 year period ended November 30, 1997 were 6.19%, 9.33% and 8.71%, respectively.

The total returns for the 1-year and since inception on October 4, 1993 periods for Class B shares were 5.42% and 8.55%, respectively. Class C shares of the Fund commenced operations on May 1, 1998; therefore, there is no average annual total return to report.


The Fund advertises yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period and annualizing the result. While this is the standard accounting method for calculating yield, it does not reflect the fund's actual bookkeeping; as a result, the income reported or paid by the Fund may be different. The Fund's yield is computed according to the following standard formula:

                     Yield = 2 ( [ ( a-b/cd ) + 1 ] ^6 - 1)

Where:

a =   dividends and interest earned during the period.
b =   net expenses accrued during the period.
c = the average daily number of Fund shares outstanding during the period that would be entitled to receive dividends.
d = the maximum offering price per share on the last day of the period (NAV where applicable).

The Fund's total return is computed by finding the average annual compounded rate of return over the 1-year and life-of-fund periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                             T = ((ERV/P)^(1/n)) - 1

Where:

P =         a hypothetical initial investment of $1,000.
T =         average annual total return.
n =         number of years.
ERV=        ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1-year and life-of-fund periods.

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.


From time to time, in reports and promotional literature, the Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper - Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices. Comparisons may also be made to bank certificates of deposit ("CD's") which differ from mutual funds, such as the Fund, in several ways. The interest rate established by the sponsoring bank is fixed for the term of a CD. There are penalties for early withdrawal from CDs, and the principal on a CD is insured.

Performance rankings and ratings reported periodically in national financial publications such as MONEY MAGAZINE, FORBES, BUSINESS , THE WALL STREET JOURNAL, MICROPAL, INCnc., MORNINGSTAR, STANGER'S and BARRON'S may also be utilized.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the officers of the Fund pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates, and officers and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the officers of the Fund, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer, and transactions with dealers serving as market maker reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis. While the Fund's officers will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the years ended on May 31, 1995, 1996 and 1997, the Fund paid negotiated brokerage commissions in the amount of $2,751, $11,500 and $4,000, respectively.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended May 31, 19967, the Fund directed no commissions to compensate brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc. ("Distributors"), a broker-dealer ("Distributors" or Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. During the year ending May 31, 1997, 1996 and 1995, the Fund did not execute any portfolio transactions with Affiliated Brokers.

Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as clearing broker for another firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Fund, the obligation to provide investment management services, which include elements of research and related investment skills, such research and related skills will not be used by the Affiliated Brokers as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES


John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays an annual fee of $20.00 for each Class A shareholder account, $22.50 for each Class B shareholder account and $20.50 for each Class C shareholder account. The Fund pays certain out-of-pocket expenses and these expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset values.


CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116. Under the custodian agreement, Investors Bank & Trust Company performs custody, portfolio and fund accounting services.


INDEPENDENT AUDITORS

The independent auditors of the Fund are Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110. Price Waterhouse audits and renders an opinion on the Fund's annual financial statements, and reviews the Fund's annual Federal income tax return.

                                    APPENDIX

As described in the Statement of Additional Information, the debt securities offering the high current income sought by the Fund are ordinarily in the lower rating categories (that its, rated Baa or lower by Moody's or BBB or lower by Standard & Poor's, or are unrated).

Moody's describes its lower ratings for corporate bonds as follows:

Bonds that are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's describes its lower ratings for corporate bonds as follows:

Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, or CC is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's describes its three highest ratings for commercial paper as follows:

Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

Standard & Poor's describes its three highest ratings for commercial paper as follows:

A-1. This designation indicates that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated P-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

FINANCIAL STATEMENTS


The financial statements listed below are included in the Fund's 1997 Annual Report to Shareholders for the year ended May 31, 1997 (filed electronically on July 24, 1997, accession number 0000928816-97-000234) and are included in and incorporated by reference into Part B of this Registration Statement for John Hancock Strategic Income Fund (file nos. 811-4651 and 33-5186) and the 1997 Semiannual Report to Shareholders for the year ended November 30, 1997 (filed electronically on February 2, 1998, accession number 0001010521-98-000094) and are included and incorporated by reference into Part B of this Registration Statement of John Hancock Strategic Income Fund.

John Hancock Strategic Series
  John Hancock Strategic Income Fund

  Statement of Assets and Liabilities as of May 31, 1997.
  Statement of Operations of the year ended May 31, 1997.
  Statement of Changes in Net Asset for each of the periods indicated therein. Financial Highlights for each of the years in the period ended May 31, 1997. Schedule of Investments as of May 31, 1997.
  Notes to Financial Statements.
  Report of Independent Auditors.

  Statement of Assets and Liabilities as of November 30, 1997 (unaudited). Statement of Operations for the six months ended November 30, 1997
      (unaudited).
  Statement of Changes in Net Assets for the six months ended November 30, 1997
      (unaudited).
  Notes of Financial Statements (unaudited).
  Financial Highlights for the period ended November 30, 1997 (unaudited). Schedule of Investments as of November 30, 1997 (unaudited).

               JOHN HANCOCK SOVEREIGN U.S. GOVERNMENT INCOME FUND

                           Class A and Class B Shares
                       Statement of Additional Information


                                   May 1, 1998

This Statement of Additional Information provides information about John Hancock Sovereign U.S. Government Income Fund (the "Fund"), in addition to the information that is contained in the combined Income Funds' Prospectus dated May 1, 1998 (the "Prospectus"). The Fund is a diversified series portfolio of John Hancock Strategic Series.


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                TABLE OF CONTENTS
                                                                           Page


Organization of the Fund .................................................   2
Investment Objective and Policies ........................................   2
Investment Restrictions ..................................................  14
Those Responsible for Management .........................................  16
Investment Advisory and Other Services ...................................  25
Distribution Contracts ...................................................  27
Net Asset Value ..........................................................  28
Initial Sales Charge on Class A Shares ...................................  29
Deferred Sales Charge on Class B Shares ..................................  32
Special Redemptions ......................................................  35
Additional Services and Programs .........................................  35
Description of the Fund's Shares .........................................  37
Tax Status ...............................................................  38
Calculation of Performance ...............................................  42
Brokerage Allocation .....................................................  43
Transfer Agent Services ..................................................  45
Custody of Portfolio .....................................................  45
Independent Auditors .....................................................  46
Appendix A ............................................................... A-1
Financial Statements ..................................................... F-1

ORGANIZATION OF THE FUND

The Fund is a diversified open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. The Fund was organized on April 16, 1986. The Trustees have authority to issue an unlimited number of shares of beneficial interest of separate series without par value.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts.


INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's goals, strategies and risks discussed in the Prospectus. There is no assurance that the Fund will achieve its investment objective.


The Fund's investment objective is to provide as high a level of income as is consistent with long-term total return by investing in securities issued, guaranteed or otherwise backed by the United States government, its agencies or instrumentalities ("Government Securities"). The Adviser believes that a high current income consistent with long-term total return may be derived from: (i) interest income from Government Securities; (ii) income from premiums from expired put and call options on Government Securities written by the Fund; (iii) net gains from closing purchase and sale transactions with respect to options on Government Securities; and (iv) net gains from sales of portfolio securities on exercise of options or otherwise.


Since interest yields on Government Securities and opportunities to realize net gains from options transactions may vary from time to time because of general economic and market conditions and many other factors, it is anticipated that the Fund's share price and yield will fluctuate.


Government Securities. Under normal circumstances, the Fund will invest at least 65% of its total assets in Government Securities. The Government Securities that may be purchased by the Fund include, but are not limited to:

U.S. Treasury Securities. The Fund may invest in U.S. Treasury securities, including Bills (maturities of one year or less), Notes (maturities of one to ten years), Bonds (generally maturities of greater than ten years) and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and differ primarily in their interest rates, the lengths of their maturities and the times of their issuance.

Securities Issued or Guaranteed by U.S. Government Agencies and Instrumentalities. The Fund may also invest in securities issued by agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government. The obligations, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest but which are not backed by the full faith and credit of the United States include but are not limited to obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation ("FHLMC") and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System, the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Banks, the obligations of which may only be satisfied by the individual credit of the issuing agency. Obligations of the Government National Mortgage Association ("GNMA"), the Farmers Home Administration and the Export-Import Bank are backed by the full faith and credit of the United States.

Securities of International Bank for Reconstruction and Development

The Fund may also purchase obligations of the International Bank for Reconstruction and Development ("World Bank"), which, while technically not a U.S. Government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

The Fund may invest in Government Securities of all maturities: short-term, intermediate-term and long-term.

The Fund may, for purposes of liquidity and flexibility, place up to 35% of its assets in investment-grade (equivalent to the top four bond rating categories of a nationally recognized securities rating organization such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor's Service, Inc. ("Moody's")) short-term securities, including debt securities of corporations, certificates of deposit of domestic banks, or repurchase agreements with respect to Government Securities, including repurchase agreements that mature in more than seven days. In the event these securities are subsequently downgraded below such ratings, the Adviser will consider this event in its determination of whether the Fund should continue to hold the securities. The Fund may also invest in collateralized mortgage-backed obligations that are issued or sponsored by a government agency. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. See Appendix A to this Statement of Additional Information for a description of the various ratings of investment grade debt securities.

Mortgage-Related Securities. The Fund may invest in mortgage-backed securities, including those representing an undivided ownership interest in a pool of mortgage loans, e.g., securities of the GNMA and pass-through securities issued by the FHLMC and FNMA.

GNMA Certificates. Certificates of the GNMA ("GNMA Certificates") are mortgage-backed securities, which evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that the principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA Certificates that the Fund purchases are the "modified pass-through" type. "Modified pass-through" GNMA Certificates entitle the holder to receive a share of all interest and principal payments paid and owed on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA"), or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limit from the U.S. Treasury if necessary to make any payments required under its guarantee.

Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the contractual maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee. Because they represent the underlying mortgages, GNMA Certificates may not be an effective means of locking in long-term interest rates due to the need for the Fund to reinvest scheduled and unscheduled principal payments. At the time principal payments or prepayments are received by the Fund, prevailing interest rates may be higher or lower than the current yield of the Fund's portfolio.

Statistics published by the FHA indicate that the average life of single-family dwelling mortgages with 25 to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. However, because prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.

Yield Characteristics of GNMA Certificates. The coupon rate of interest on GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates, by the amount of the fees paid to GNMA and the issuer.

The coupon rate by itself, however, does not indicate the yield which will be earned on GNMA Certificates. First, GNMA Certificates may be issued at a premium or discount, rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semiannually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if the higher- yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced. Prepayments of principal by mortgagors (which can be made at any time without penalty) may increase during periods when interest rates are falling.

FHLMC Securities. The FHLMC was created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970. Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages.

The FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely payment of interest on PCs and the full return of principal.

GMC's also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments.

FNMA Securities. The FNMA was established in 1938 to create a secondary market in mortgages insured by the FHA.

FNMA Issued Guaranteed Mortgage Pass-through Certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest on FNMA Certificates and the full return of principal.

Collateralized Mortgage-Backed Obligations ("CMO's"). CMOs are fully-collateralized bonds which are the general obligations of the issuer thereof, either the U.S. Government or a U.S. Government instrumentality. Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e. the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. Unlike other mortgage-backed securities (discussed above), CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding.

Inverse Floating Rate Securities. The Fund may invest in inverse floating rate securities. It is the current intention of the Fund to invest no more than 5% of its net assets in inverse floating rate securities. The interest rate on an inverse floating rate security resets in the opposite direction from the market rate of interest to which the inverse floating rate security is indexed. An inverse floating rate security may be considered to be leveraged to the extent that its interest rate varies by a multiple of the index rate of interest. A higher degree of leverage in the inverse floating rate security is associated with greater volatility in the market value of such security.

The inverse floating rate securities that the Fund may invest in include but are not limited to, an inverse floating rate class of a government agency issued CMO and a government agency issued yield curve note. Typically, an inverse floating rate class of a CMO is one of two components created from the cash flows from a pool of fixed rate mortgages. The other component is a floating rate security in which the amount of interest payable varies directly with a market interest rate index. A yield curve note is a fixed income security that bears interest at a floating rate that is reset periodically based on an interest rate benchmark. The interest rate resets on a yield curve note in the opposite direction from the interest rate benchmark.

Mortgage-backed securities have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities' effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund's portfolio at the time the Fund receives these payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed-income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If the Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund's principal investment, to the extent of the premium paid.

In a rising interest rate environment, a declining prepayment rate will extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, decline in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain with the Fund's custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. The Fund will not enter into reverse repurchase agreements and other borrowings except from banks temporarily for extraordinary or emergency purposes (not for leveraging or investment) and then in an aggregate amount not in excess of 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed). The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The Fund will not invest more than 5% of its total assets in Rule 144A securities without first supplementing the prospectus and providing additional information to shareholders.

Options on Securities and Securities Indices. The Fund may purchase and write
(sell) call and put options on any securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by a Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Funds are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account maintained by the Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates or securities prices, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. Government securities. The only futures contracts available to hedge the Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When- issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis may also involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Mortgage "Dollar Roll" Transactions. The Fund may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers pursuant to which the Fund sells mortgage-backed securities and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The Fund will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Covered rolls are not treated as a borrowing or other senior security and will be excluded from the calculation of the Fund's borrowing and other senior securities. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar roll transactions that are accounted for as a financing.

Asset-Backed Securities. The Fund may invest a portion of its assets in asset-backed securities. Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan services to retain possession of the underlying obligations. If the service were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

Participation Interests. Participation interests, which may take the form of interests in, or assignments of certain loans, are acquired from banks who have made these loans or are members of a lending syndicate. The Fund's investments in participation interests may be subject to its 15% limitation on investments in illiquid securities.

Structured or Hybrid Notes. The Fund may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmark include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Swaps, Caps, Floors and Collars. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterpart's ability to perform, and may decline in value if the counterpart's credit worthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. The Fund will maintain in a segregated account with its custodian, cash or liquid, high grade debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlement with respect to swap, cap, collar or floor transactions.

Pay-In-Kind, Delayed and Zero Coupon Bonds. The Fund may invest in pay-in-kind, delayed and zero coupon bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. A portion of the discount with respect to stripped tax-exempt securities or their coupons may be taxable. The market prices in pay-in-kind, delayed and zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. The Fund's investments in pay-in-kind, delayed and zero coupon bonds may require the Fund to sell certain of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements. See "Tax Status."

The composition and weighted average maturity of the Fund's portfolio will vary from time to time, based upon the determination of the Adviser of how best to further the Fund's investment objective.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or Government Securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 30% of its total assets.

Trading of Securities. The Fund may trade those Government Securities which are not covering outstanding options positions and are not on loan to broker-dealers if the Fund's Adviser believes that there are opportunities to exploit differentials in prices and yields or fluctuations in interest rates, consistent with its investment objective. Such trading may have the effect of increasing the Fund's portfolio turnover rate. See "Portfolio Turnover".


Portfolio Turnover. If the Fund writes a number of call options and the market prices of the underlying securities appreciate, or if the Fund writes a number of put options and the market prices of the underlying securities depreciate, there may be a substantial turnover of the portfolio. While the Fund will pay commissions in connection with its options transactions, Government Securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The
Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.


INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

      The Fund may not:

      1. Purchases on Margin and Short Sales. Purchase securities on margin or sell short, except that the Fund may obtain such short term credits as are necessary for the clearance of securities transactions. The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

      2. Borrowing. Borrow money, except from banks temporarily for extraordinary or emergency purposes (not for leveraging or investment) and then in an aggregate amount not in excess of 33 1/3% of the value of the Fund's total assets (including the amount borrowed) less liabilities (not including the amount borrowed).

      3. Underwriting Securities. Act as an underwriter of securities of other issuers, except to the extent that it may be deemed to act as an underwriter in certain cases when disposing of restricted securities.

      4. Senior Securities. Issue senior securities except as appropriate to evidence indebtedness which the Fund is permitted to incur, provided that, to the extent applicable, (i) the purchase and sale of futures contracts or related options, (ii) collateral arrangements with respect to futures contracts, related options, forward foreign currency exchange contracts or other permitted investments of the Fund as described in the Prospectus, including deposits of initial and variation margin, and (iii) the establishment of separate classes of shares of the Fund for providing alternative distribution methods are not considered to be the issuance of senior securities for purposes of this restriction.

      5. Warrants. Invest in marketable warrants to purchase common stock. Warrants acquired in units or attached to securities are not included in this restriction.

      6. Single Issuer Limitation/Diversification. Purchase securities of any one issuer, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of such issuer; provided, however, that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations.

      7. Real Estate. Purchase or sell real estate although the Fund may purchase and sell securities which are secured by real estate, mortgages or interests therein, or issued by companies which invest in real estate or interests therein; provided, however, that the Fund will not purchase real estate limited partnership interests.

      8. Commodities; Commodity Futures; Oil and Gas Exploration and Development Programs. Purchase or sell commodities or commodity futures contracts or interests in oil, gas or other mineral exploration or development programs, except the Fund may engage in such forward foreign currency contracts and/or purchase or sell such futures contracts and options thereon as described in the Prospectus.

      9. Making Loans. Make loans, except that the Fund may purchase or hold debt instruments and may enter into repurchase agreements (subject to Restriction 12) in accordance with its investment objective and policies and make loans of portfolio securities provided that as a result, no more than 30% of the total assets of the Fund, taken at current value, would be so loaned.

      10. Industry Concentration. Purchase any securities which would cause more than 25% of the market value of the Fund's total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Nonfundamental Investment Restrictions. The following restrictions are designated as nonfundamental and may be changed by the Trustees without shareholder approval.

      The Fund may not:

      11. Options Transactions. Write, purchase, or sell puts, calls or combinations thereof except that the Fund may write, purchase or sell puts and calls on securities as described in the Prospectus and this Statement of Additional Information.

      12. Invest more than 15% of its net assets in illiquid securities.

      13. Acquisition for Control Purposes. Purchase securities of any issuer for the purpose of exercising control or management, except in connection with a merger, consolidation, acquisition or reorganization.

      14. Joint Trading Accounts. Participate on a joint or joint and several basis in any trading account in securities (except for a joint account with other funds managed by the Adviser for repurchase agreements permitted by the Securities and Exchange Commission pursuant to an exemptive order).

      15. Securities of Other Investment Companies. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or
(iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amounts of net assets will not be considered a violation of any of the foregoing restrictions (with the exception of Restriction 2 permitting the Fund to borrow up to 33 1/3% of the value of its total assets).

THOSE RESPONSIBLE FOR MANAGEMENT


The business of the Fund is managed by its Trustees who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers and directors of the Adviser or officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Edward J. Boudreau, Jr. *  Trustee, Chairman and      Chairman, Director and
101 Huntington Avenue      Chief Executive Officer    Chief Executive Officer,
Boston, MA  02199          (1, 2)                     the Adviser; Chairman,
October 1944                                          Director and Chief
                                                      Executive Officer, The
                                                      Berkeley Financial Group,
                                                      Inc. ("The Berkeley
                                                      Group"); Chairman and
                                                      Director, NM Capital
                                                      Management, Inc. ("NM
                                                      Capital"), John Hancock
                                                      Advisers International
                                                      Limited ("Advisers
                                                      International") and
                                                      Sovereign Asset Management
                                                      Corporation ("SAMCorp");
                                                      Chairman, Chief Executive
                                                      Officer and President,
                                                      John Hancock Funds, Inc.
                                                      ("John Hancock Funds");
                                                      Chairman, First Signature
                                                      Bank and Trust Company;
                                                      Director, John Hancock
                                                      Insurance Agency, Inc.
                                                      ("Insurance Agency,
                                                      Inc."), John Hancock
                                                      Advisers International
                                                      (Ireland) Limited
                                                      ("International Ireland"),
                                                      John Hancock Capital
                                                      Corporation and New
                                                      England/Canada Business
                                                      Council; Member,
                                                      Investment Company
                                                      Institute Board of
                                                      Governors; Director, Asia
                                                      Strategic Growth Fund,
                                                      Inc.; Trustee, Museum of
                                                      Science; Director, John
                                                      Hancock Freedom Securities
                                                      Corporation (until
                                                      September 1996); Director,
                                                      John Hancock Signature
                                                      Services, Inc. ("Signature
                                                      Services") (until January
                                                      1997).

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Dennis S. Aronowitz        Trustee (3)                Professor of Law,
1216 Falls Boulevard                                  Emeritus, Boston
Fort Lauderdale, FL 33327                             University School of Law
June 1931                                             (as of 1997); Trustee,
                                                      Brookline Savings Bank.

Richard P. Chapman, Jr.    Trustee (1, 3)             President, Brookline
160 Washington Street                                 Savings Bank; Director,
Brookline, MA  02147                                  Federal Home Loan Bank
February 1935                                         of Boston (lending);
                                                      Director, Lumber
                                                      Insurance Companies
                                                      (fire and casualty
                                                      insurance); Trustee,
                                                      Northeastern University
                                                      (education); Director,
                                                      Depositors Insurance
                                                      Fund, Inc. (insurance).

William J. Cosgrove        Trustee (3)                Vice President, Senior
20 Buttonwood Place                                   Banker and Senior Credit
Saddle River, NJ 07458                                Officer, Citibank, N.A.
January 1933                                          (retired September
                                                      1991); Executive Vice
                                                      President, Citadel Group
                                                      Representatives, Inc.;
                                                      EVP Resource Evaluation,
                                                      Inc. (consulting) (until
                                                      October 1993); Trustee,
                                                      the Hudson City Savings
                                                      Bank (since 1995).

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Douglas M. Costle          Trustee (1, 3)             Director, Chairman of
RR2 Box 480                                           the Board and
Woodstock, VT 05091                                   Distinguished Senior
July 1939                                             Fellow, Institute for
                                                      Sustainable Communities,
                                                      Montpelier, Vermont (since
                                                      1991); Dean Vermont Law
                                                      School (until 1991);
                                                      Director, Air and Water
                                                      Technologies Corporation
                                                      (environmental services
                                                      and equipment), Niagara
                                                      Mohawk Power Company
                                                      (electric services) and
                                                      Mitretek Systems
                                                      (governmental consulting
                                                      services).

Leland O. Erdahl           Trustee (3)                Vice President, Chief
8046 Mackenzie Court                                  Financial Officer and
Las Vegas, NV 89129                                   Director of Amax Gold,
December 1928                                         Inc.; Director, Santa Fe
                                                      Ingredients Company of
                                                      California, Inc. and
                                                      Santa Fe Ingredients
                                                      Company, Inc. (private
                                                      food processing
                                                      companies), Uranium
                                                      Resources Corporation;
                                                      Freeport-McMoRan Copper
                                                      & Gold Company, Inc.,
                                                      Hecla Mining Company,
                                                      Canyon Resources
                                                      Corporation and Original
                                                      Sixteen to One Mines,
                                                      Inc. (1984-1987 and
                                                      1991-1995) (management
                                                      consultant).

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Richard A. Farrell          Trustee(3)                President of Farrell,
Venture Capital Partners                              Healer & Co., (venture
160 Federal Street                                    capital management firm)
23rd Floor                                            (since 1980);  Prior to
Boston, MA 02110                                      1980, headed the venture
November 1932                                         capital group at Bank of
                                                      Boston Corporation.

Gail D. Fosler              Trustee (3)               Vice President and Chief
3054 So. Abingdon Street                              Economist, The
Arlington, VA 22206                                   Conference Board
December 1947                                         (non-profit economic and
                                                      business research);
                                                      Director, Unisys Corp.;
                                                      and H.B. Fuller Company.

William F. Glavin           Trustee (3)               President Emeritus,
120 Paget Court - John's                              Babson College (as of
Island                                                1997); Vice Chairman,
Vero Beach, FL 32963                                  Xerox Corporation (until
March 1932                                            June 1989); Director,
                                                      Caldor Inc., Reebok,
                                                      Inc. (since 1994) and
                                                      Inco Ltd.

Anne C. Hodsdon *           Trustee and President     President, Chief
101 Huntington Avenue       (1,2)                     Operating Officer and
Boston, MA  02199                                     Director, the Adviser;
April 1953                                            President, COO and
                                                      Director, The Berkeley
                                                      Group; Director, John
                                                      Hancock Funds, Advisers
                                                      International, Insurance
                                                      Agency, Inc. and
                                                      International Ireland;
                                                      President and Director,
                                                      SAMCorp. and NM Capital;
                                                      Executive Vice
                                                      President, the Adviser
                                                      (until December 1994);
                                                      Director, Signature
                                                      Services (until January
                                                      1997).

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Dr. John A. Moore          Trustee (3)                President and Chief
Institute for Evaluating                              Executive Officer,
Health Risks                                          Institute for Evaluating
1629 K Street NW                                      Health Risks, (nonprofit
Suite 402                                             institution) (since
Washington, DC 20006-1602                             September 1989).
February 1939

Patti McGill Peterson      Trustee (3)                Executive Director,
Cornell University                                    Council for
Institute of Public                                   International Exchange
Affairs                                               of Scholars (since
364 Upson Hall                                        January 1998), Vice
Ithica, NY 14853                                      President, Institute of
May 1943                                              International Education
                                                      (since January 1998);
                                                      Cornell Institute of
                                                      Public Affairs, Cornell
                                                      University (until December
                                                      1997); President Emeritus
                                                      of Wells College and St.
                                                      Lawrence University;
                                                      Director, Niagara Mohawk
                                                      Power Corporation
                                                      (electric utility) and
                                                      Security Mutual Life
                                                      (insurance).

John W. Pratt              Trustee (3)                Professor of Business
2 Gray Gardens East                                   Administration at
Cambridge, MA 02138                                   Harvard University
September 1931                                        Graduate School of
                                                      Business Administration
                                                      (since 1961).

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

Richard S. Scipione *      Trustee (1)                General Counsel, John
John Hancock Place                                    Hancock Life Company;
P.O. Box 111                                          Director, the Adviser,
Boston, MA 02117                                      Advisers International,
August 1937                                           John Hancock Funds, John
                                                      Hancock Distributors,
                                                      Inc., Insurance Agency,
                                                      Inc., John Hancock
                                                      Subsidiaries, Inc.,
                                                      SAMCorp. and NM Capital;
                                                      Director, The Berkeley
                                                      Group; Director, JH
                                                      Networking Insurance
                                                      Agency, Inc.; Director,
                                                      Signature Services
                                                      (until January 1997).

Edward J. Spellman, CPA    Trustee (3)                Partner, KPMG Peat
259C Commercial Bld.                                  Marwick LLP (retired
Ft. Lauderdale, FL 33308                              June 1990).
November 1932

Robert G. Freedman         Vice Chairman and Chief    Vice Chairman and Chief
101 Huntington Avenue      Investment Officer (2)     Investment Officer, the
Boston, MA 02199                                      Adviser; Director, the
July 1938                                             Adviser, Advisers
                                                      International, John
                                                      Hancock Funds, SAMCorp.,
                                                      Insurance Agency, Inc.,
                                                      Southeastern Thrift & Bank
                                                      Fund and NM Capital;
                                                      Director and Senior Vice
                                                      President, The Berkeley
                                                      Group; President, the
                                                      Adviser (until December
                                                      1994); Director, Signature
                                                      Services (until January
                                                      1997).

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

                           Positions Held             Principal Occupation(s)
Name and Address           With the Company           During the Past Five Years
----------------           ----------------           --------------------------

James B. Little            Senior Vice President and  Senior Vice President,
101 Huntington Avenue      Chief Financial Officer    the Adviser, The
Boston, MA  02199                                     Berkeley Group, John
February 1935                                         Hancock Funds.

John A. Morin              Vice President             Vice President and
101 Huntington Avenue                                 Secretary, the Adviser,
Boston, MA  02199                                     The Berkeley Group,
July 1950                                             Signature Services and
                                                      John Hancock Funds;
                                                      Secretary, NM Capital and
                                                      SAMCorp.; Clerk, Insurance
                                                      Agency, Inc.; Counsel,
                                                      John Hancock Mutual Life
                                                      Insurance Company (until
                                                      February 1996), and Vice
                                                      President of John Hancock
                                                      Distributors, Inc. (until
                                                      April 1994).

Susan S. Newton            Vice President and         Vice President, the
101 Huntington Avenue      Secretary                  Adviser; John Hancock
Boston, MA  02199                                     Funds, Signature
March 1950                                            Services and The
                                                      Berkeley Group, NM
                                                      Capital; Vice President,
                                                      John Hancock
                                                      Distributors, Inc.
                                                      (until April 1994).

James J. Stokowski         Vice President and         Vice President, the
101 Huntington Avenue      Treasurer                  Adviser.
Boston, MA  02199
November 1946

----------
* Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1) Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)   A member of the Investment Committee of the Adviser.
(3)   Member of the Audit Committee and the Administration Committee.

The following table provides information regarding the compensation paid by the Fund and other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. The Trustees not listed were not Trustees of the Trust as of the end of the Fund's last completed fiscal year. The three non-independent Trustees, Messrs. Boudreau and Scipione and Ms. Hodsdon and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and receive no compensation from the Fund for their services.

                                                      Total Compensation From
                                                      the Fund and John
                           Aggregate Compensation     Hancock Fund Complex to
Independent Trustees       From the Fund(1)           Trustees(2)
--------------------       ----------------           -----------

Dennis S. Aronowitz+           $ 2,697                   $ 72,450
Richard P. Chapman, Jr.+f        2,784                     75,200
William J. Cosgrove+(f)          2,697                     72,450
Douglas M. Costle                2,784                     75,350
Leland O. Erdahl                 2,697                     72,350
Richard A. Farrell               2,784                     75,350
Gail D. Fosler+                  2,697                     68,450
William F. Glavin(f)             2,693                     72,250
Dr. John A. Moore                2,697                     68,350
Patti McGill Peterson            2,697                     72,100
John W. Pratt                    2,697                     72,350
Edward J. Spellman+              2,784                     73,950
                               -------                   --------
Total                          $32,708                   $870,600

(1)   Compensation is for the fiscal year ended May 31, 199 7


(2) The total compensation paid by the John Hancock Fund Complex to the Independent Trustees is as of the calendar year ended December 31, . As of this date, there were sixty-seven funds in the John Hancock Fund Complex, with each of these Independent Trustees on thirty-two funds.


(f) On December 31, 1996, the value of the aggregate deferred compensation from all funds in the John Hancock Fund Complex for Mr. Chapman was $63,164, for Mr. Cosgrovwas $131,317 and for Mr. Glavin was $109,059 under the John Hancock Deferred Compensation Plan for Independent Trustees.

+     Became Trustees of the Trust on June 26, 1996.


All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of February 2, 1998, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the Fund's outstanding shares. As of that date, no person owned of record or beneficially as much as 5% of the outstanding shares of the Fund.

The Trustees and officers of the Fund may at times be the record holders of in excess of 5% of shares of the Fund by virtue of holding shares in "street name." As of September 5, 1997 the officers and trustees of the Trust as a group owned less than 1% of the outstanding shares of each class of the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES


The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $26 billion in assets under management in its capacity as investment adviser to the Fund and other mutual funds and publicly traded investment companies in the John Hancock group of funds having a combined total of over 1,4080,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries high ratings from Standard & Poor's and A.M. Best's. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment management contract agreement (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based upon the following annual rates: 0.50% of the Fund's first $500 million of average daily net assets, and 0.45% of average daily net assets in excess of that amount.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.


Pursuant to the Advisory Agreement, the Adviser is not liable to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which theAdvisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of the obligations and duties under the Advisory Agreement.


Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.


The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement, and the Distribution Agreement, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.


For the fiscal years ended October 31, 1995 and 1996 and for the period from November 1,1996 to May 31, 1997, the Fund paid the Adviser fees in the amount of $2,514,147, $2,346,755, and $1,218,973, respectively.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended October 31, 1996, the Fund paid the Adviser $28,344 under this agreement. For the period from November 1, 1996 to May 31, 1997, the Fund paid the Adviser $45,712.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS


The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use their best efforts to sell shares of each class on behalf of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with the John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Class A or Class B shares, John Hancock Funds and Selling Brokers receive compensation from a a sales charge imposed, in the case of Class A shares at the time of sale. In the case of Class B shares the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis. John Hancock Funds may pay extra compensation to financial services firms selling large amounts of fund shares. This compensation would be calculated as a percentage of fund shares sold by the firm.


Total underwriting commissions for sales of the Fund's Class A shares for the fiscal years ended March 31, 1996 was $379,649 and for the period from November 1, 1996 to May 31, 1997 was $162,187. Of such amounts, $41,439 and $18,811 were retained by John Hancock Funds in 1996 and for the period from November 1, 1996 to May 31, 1997. The remainder of the underwriting commissions were reallowed to dealers.

The Fund's Trustees adopted Distribution Plans with respect to Class A and Class B shares (the "Plans"), pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% and 1.00%, respectively, of the Fund's average daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse the John Hancock Funds for their distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of the John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B Plan will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B Plan as a liability of the Fund, because the Trustees may terminate the Class B Plan at any time. For the fiscal year ended May 31, 1997 an aggregate of $5,738,472 of distribution expenses or 5.53% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by the John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees in prior periods.

The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, the John Hancock FundsDistributors provides the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class in each case upon 60 days' written notice to the John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to the Plan. Each Plan provides that no material amendment to the Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A and Class B shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to the John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.

During the fiscal year ended May 31, 1997, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services for the Fund:

                                  Expense Items
                                  -------------

                             Printing and                             Interest
                             Mailing of                   Expense of  Carrying
                             Prospectus to  Compensation  John        or Other
                             New            to Selling    Hancock     Finance
                Advertising  Shareholders   Brokers       Funds       Charges
                -----------  ------------   -------       -----       -------

Class A Shares    $33,390      $3,596       $435,539      $78,007         ----

Class B Shares    $33,371      $3,222       $317,026      $82,521     $162,739

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned categories for which no sales are reported and other securities traded over-the-counter are generally valued at the mean between the current closing bid and asked prices.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of a Fund's NAV.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net asset by the number of its shares outstanding.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive a Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

      o Any state, county or any instrumentality, department, authority, or agency of these entities that is prohibited by applicable investment laws from paying a sales charge or commission when it purchases shares of any registered investment management company.*

      o A bank, trust company, credit union, savings institution or other depository institution, its trust departments or common trust funds if it is purchasing $1 million or more for non-discretionary customers or accounts.*

      o A Trustee/Director or officer of the Fund; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

      o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into an agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

      o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

      o A member of an approved affinity group financial services plan.*

      o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

      o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

      o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account, may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

Amount Invested                                       CDSC Rate
---------------                                       ---------

$1 to $4,999,999                                        1.00%
Next $5 million to $9,999,999                           0.50%
Amounts of $10 million and over                         0.25%

Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* For investments made under these provisions, John Hancock Funds may make a payment out of its own resources to the Selling Broker in an amount not to exceed 0.25% of the amount invested.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount then being invested but also the purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.


Letter of Intention. Reduced sales charges are also applicable to investments pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include IRAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. Such an investment (including accumulations and combinations) must aggregate $50,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have been applied (including accumulations and combinations) had the LOI been for the amount actually invested.


The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charges as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so the Fund will receive the full amount of the purchase payment.


Contingent Deferred Sales Charge. Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.


Class B shares are not available to full-service defined contribution plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number all payments during a month will be aggregated and deemed to have been made on the first day of the month.


In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six year CDSC redemption period or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six year period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.


When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:


You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

      oProceeds of 50 shares redeemed at $12 per shares (50 x 12)      $600.00
      o*Minus Appreciation ($12 - $10) x 100 shares                    (200.00)
      oMinus proceeds of 10 shares not subject to CDSC
            (dividend reinvestment)                                    (120.00)
                                                                       -------
      oAmount subject to CDSC                                          $280.00

      *The appreciation is based on all 100 shares in the lot not just the shares being redeemed.

Proceeds from the CDSC are paid to the Distributors and are used in whole or in part by the Distributors to defray their expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to select Selling Brokers for selling Class B shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of the purchase.


Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B shares and of Class A shares that are subject to CDSC, unless indicated otherwise, in the circumstance defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

*     Redemptions due to death or disability.

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemptions of Class B shares made under a periodic withdrawal plan, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.


For Retirement Accounts (such as IRA, SIMPLE IRA, SIMPLE 401(k), Rollover IRA, TSA, 457, 403 (b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.


* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.

*     Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement under section 401(a) of the Code (such as 401(k), Money Purchase Pension Plan and Profit-Sharing Plan).

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for reference.

CDSC Waiver Matrix for Class B Funds.


---------------------------------------------------------------------------------------------------------------
Type of Distribution  401(a) Plan          403(b)            457              IRA, IRA          Non-Retirement
                      (401(k), MPP, PSP)                                      Rollover
---------------------------------------------------------------------------------------------------------------
Death or Disability   Waived               Waived            Waived           Waived            Waived
---------------------------------------------------------------------------------------------------------------
Over 70 1/2           Waived               Waived            Waived           Waived for        12% of
                                                                              mandatory         account value
                                                                              distributions     annually in
                                                                              or 12% of         periodic
                                                                              account value     payments
                                                                              annually in
                                                                              periodic
                                                                              payments.
---------------------------------------------------------------------------------------------------------------
Between 59 1/2 and    Waived               Waived            Waived           Waived for Life   12% of
70 1/2                                                                        Expectancy or     account value
                                                                              12% of account    annually in
                                                                              value annually    periodic
                                                                              in periodic       payments
                                                                              payments.
---------------------------------------------------------------------------------------------------------------
Under 59 1/2          Waived Waived for    Waived for        Waived for       Waived for        12% of
                      annuity payments     annuity           annuity          annuity           account value
                      (72t) or 12% of      payments (72t)    payments (72t)   payments (72t)    annually in
                      account value        or 12% of         or 12% of        or 12% of         periodic
                      annually in          account value     account value    account value     payments
                      periodic payments.   annually in       annually in      annually in
                                           periodic          periodic         periodic
                                           payments.         payments.        payments.
---------------------------------------------------------------------------------------------------------------
Loans                 Waived               Waived            N/A              N/A               N/A
---------------------------------------------------------------------------------------------------------------
Termination of Plan   Not Waived           Not Waived        Not Waived       Not Waived        N/A
---------------------------------------------------------------------------------------------------------------
Hardships             Waived               Waived            Waived           N/A               N/A
---------------------------------------------------------------------------------------------------------------
Return of Excess      Waived               Waived            Waived           Waived            N/A
---------------------------------------------------------------------------------------------------------------


If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90- day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of the Fund for shares of the same class in any other John Hancock fund offering that class.


Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transactions charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund and John Hancock Intermediate Maturity Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.


If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may changed or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".


Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional Class A or Class B shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B shares and because redemptions are taxable events.

Therefore, a shareholder should not purchase Class A and Class B shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). This program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS".

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years. or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized the creation of two series. The Trustees have also authorized the issuance of two classes of shares of the Fund, designated as Class A and Class B.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that classes of the Fund. Holders of Class A and Class B shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to the Class A and Class B shares will be borne exclusively by that class (ii) Class B shares will pay higher distribution and service fees than Class A shares and (iii) each of Class A and Class B shares will bear any other class expenses properly allocable to that class of shares, subject to the requirementconditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on whether Class A or Class B shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to hese shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the Investment Company Act of 1940 or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares, and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with a requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.


The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept credit card checks. Use of information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.

TAX STATUS

Each series of the Trust including the Fund, is treated as a separate entity for tax purposes. The Fund has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.


The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.


Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) As a result of federal tax legislation enacted on August 5, 1997, gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department hasmay issued guidance under the Act that enables the Fund to pass through to its shareholders the benefits of the capital gains rates enacted in the Act. Shareholders should consult their own tax advisers on the correct application of these new rules. Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.


Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.

The amount of net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities or enter into options or futures transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions on those shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.


Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent Class A shares of the Fund or another John Hancock Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion. Also, future Treasury Department guidance issued to implement the Act may contain additional rules for determining the tax treatment of sales of Fund shares held for various periods, including the treatment of losses on sales of shares of shares held for six months or less that are recharacterized as long-term capital losses, as described above.


Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund, as noted above, and would not be distributed as such to shareholders. The capital loss carryforwards for the Fund are as follows:
$48,876,888 of capital loss carryforwards which will expire May 31, 1998 -- $282,637, OctoberMay 31, 2002-- $16,549,431, May 31, 2003 -- $26,193,155, May
31, 2004 --$3,597,046 and May 31, 2005 --$2,254,619.

The Fund's dividends and distributions will not qualify for the corporate dividends-received deduction.

A Fund is required to accrue income on any debt securities that have more than a de minims amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market rules applicable to certain options and futures contracts may also require the Fund to recognize gain without a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.


A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.


The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

The Fund may be required to account for its transactions in forward rolls or swaps, caps, floors and collars in a manner that, under certain circumstances, may limit the extent of its participation in such transactions. Additionally, the Fund may be required to recognize gain, but not loss, if a swap or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. The Fund may have to sell portfolio securities under disadvantageous circumstances to generate cash, or borrow cash, to satisfy these distribution requirements.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into futures and options transactions.


Certain options and futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of these transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to minimize any potential adverse tax consequences.


The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8 or authorized substitute for Form W-8 is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.


The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.


CALCULATION OF PERFORMANCE


For the 30 day period ending November 30, 1997, the yield on Class A and Class B shares of the Fund was 5.10% and 4.63%, respectively. The average total return of Class A shares of the Fund for the 1 year, 5 years and period from January 3, 1992 (inception of the Fund) to November 30, 1997 were 1.88%, 5.73% and 5.57%, respectively.


The average total return of Class B shares of the 1 year, 5 year and 10 year periods ended November 30, 1997 were 1.06%, 5.88% and 8.077.63%, respectively and reflects the applicable CDSC.

The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:

                     Yield = 2 ( [ ( a-b/cd ) + 1 ] ^6 - 1)

Where:

      a =   dividends and interest earned during the period.
      b =   net expenses accrued during the period.
      c =   the average daily number of shares of the Fund outstanding during the period that would be entitled to receive dividends.
      d =   the maximum offering price per share on the last day of the period
            (NAVE where applicable).

The Fund's total return is computed by finding the average annual compounded rate of return over the 1-year, 5-year, and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

                             T = ((ERV/P)^(1/n)) - 1

Where:

      P =   a hypothetical initial investment of $1,000.
      T =   average annual total return
      n =   number of years

      ERV= ending redeemable value of a hypothetical $1,000 investment made at designated periods or fraction thereof.


Because each class has its own sales charge and fee structure, the classes have different performance results . In the case of Class A or Class B shares, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC applied at the end of the period, respectively. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.


In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B shares from a total return calculation produces a higher total return figure.

From time to time, in reports and promotional literature, the Fund's yield and total return and/or yield will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper -- Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Ibbotson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well a the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta." Beta is a reflection of the market-related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. Ion other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and other policies that the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitments to allocate portfolio transactions upon any prescribed basis. While the Fund's officers will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the period ended October 31, 1996 and 1995 and for the period from November 1, 1996 to May 31, 1997, the Fund paid negotiated brokerage commissions of $169,518, $107,825, and $ 97,937, respectively.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. For the period ended OctoberNovember 1, 1996 to May 31, 1997, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc. a broker-dealer (" Distributors" or Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. For the period ended October 31, 1995 and 1996 and for the period from November 1, 1996 to May 1, 1997, the Fund did not execute any portfolio transactions with the Affiliated Broker.

Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Brokers. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Brokers as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES


John Hancock Signature Services, Inc., 1 John Hancock Way , Suite 1000, Boston, MA 02217-1000 a wholly- owned indirect subsidiary of the Life Company is the transfer and dividend paying agent for the Fund. The Fund pays an annual fee of $20.00 for each Class A shareholder account and $22.50 for each Class B shareholder account, plus certain out-of-pocket expenses. These expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset value.


CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Trust and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. Under the custodian agreement, Investors Bank & Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

The independent auditors of the Fund are Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts, 02110. Price Waterhouse LLP audits and renders an opinion on the Fund's annual financial statements and reviews the Fund's annual Federal income tax return.

                                   APPENDIX A

                          DESCRIPTION OF BOND RATINGS*

Moody's Bond Ratings

Bonds. "Bonds which are rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Bonds which are rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of grater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in 'Aaa' securities.

"Bonds which are rated 'A' possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Bonds which are rated 'Baa' are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Bonds which are rated 'Ba' are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position, characterizes bonds in this class.

"Bonds which are rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue. Should no rating be assigned, the reason may be one of the following: (i) an application for rating was not received or accepted; (ii) the issue or issuer belongs to a group of securities that are not rated as a matter of policy; (iii) there is a lack of essential data pertaining to the issue or issuer; or (iv) the issue was privately placed, in which case the rating is not published in Moody's publications.

----------
*As described by the rating companies themselves.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Standard & Poor's Bond Ratings

"AAA. Debt rated 'AAA' has the highest rating by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

"AA. Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

"A. Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB. Debt rated 'BBB' is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

Debt rated "BB," or "B," is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and pay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Unrated. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

                            COMMERCIAL PAPER RATINGS

Moody's Commercial Paper Ratings

Moody's ratings for commercial paper are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's two highest commercial paper rating categories are as follows:

"P-1 -- "Prime-1" indicates the highest quality repayment capacity of the rated issues.

"P-2 -- "Prime-2" indicates that the issuer has a strong capacity for repayment of short-term promissory obligations. Earnings trends and coverage ratios, while sound, will be more subjective to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained."

Standard & Poor's Commercial Paper Ratings

Standard & Poor's commercial paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Standard & Poor's two highest commercial paper rating categories are as follows:

"A-1 -- This designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

"A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1."

FINANCIAL STATEMENTS


The financial statements listed below are included in the Fund's 1997 Annual Report to Shareholders for the year ended May 31, 1997 (filed electronically on July 24, 1997, accession number 0000928816-97-000234) and are included in and incorporated by reference into Part B of this Registration Statement for John Hancock Sovereign U.S. Government Income Fund (file nos. 811-4651 and 33-5186) and the 1997 Semiannual Report to Shareholders for the year ended November 30, 1997 (filed electronically on February 2, 1998, accession number 0001010521-98-000094) and are included and incorporated by reference into Part B of this Registration Statement of John Hancock Sovereign U.S. Government Income Fund.

John Hancock Strategic Series
  John Hancock Sovereign U.S. Government Income Fund

  Statement of Assets and Liabilities as of May 31, 1997.
  Statement of Operations of the period from November 1, 1996 to May 31, 1997. Statement of Changes in Net Asset for each of the periods indicated therein. Financial Highlights for each of the periods indicated therein.
  Notes to Financial Statements.
  Report of Independent Auditors.

  Statement of Assets and Liabilities as of November 30, 1997 (unaudited). Statement of Operations for the six months ended November 30, 1997
      (unaudited).
  Statement of Changes in Net Assets for the six months ended November 30, 1997
      (unaudited).
  Notes of Financial Statements (unaudited).
  Financial Highlights for the period ended November 30, 1997 (unaudited). Schedule of Investments as of November 30, 1997 (unaudited).

                                     PART C.

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) The  financial  statements  listed  below are  included  in each Fund's 1997
Annual Report to Shareholders for the year ended May 31, 1997 (filed electronically on July 24, 1997, accession number 0000928816-97-000234) and are included in and incorporated by reference into Part B of this registration statement of John Hancock Sovereign U.S. Government Income Fund (file nos. 811-4651 and 33-5186) and the 1997 Semiannual Report to Shareholders for the year ended November 30, 1997 (filed electronically on February 2, 1998 accession number 0001010521-98-000094) and are included in and incorporated by reference into Part B of this registration statement of John Hancock Sovereign U.S. Government Income Fund and John Hancock Strategic Income Fund (file nos. 811-4651 and 33-5186).


   John Hancock Sovereign U.S. Government Income Fund
   --------------------------------------------------

   Statement of Assets and Liabilities as of May 31, 1997.
   Statement of Operations of the period from November 1, 1996 to May 31, 1997. Statement of Changes in Net Asset for each of the periods indicated therein. Financial Highlights for each of the periods indicated therein.
   Schedule of Investments as of May 31, 1997.
   Notes to Financial Statements.
   Report of Independent Auditors.
   Statement of Assets and Liabilities as of November 30, 1997 (unaudited). Statement of Operations for the six months ended November 30, 1997
    (unaudited).
   Statement of Changes in Net Assets for the six months ended November 30,
    1997 (unaudited).
   Notes to Financial Statements (unaudited).
   Financial Highlights for the period ended November 30, 1997 (unaudited). Schedule of Investments as of November 30, 1997 (unaudited).

   John Hancock Strategic Income Fund
   ----------------------------------

   Statement of Assets and Liabilities as of May 31, 1997.
   Statement of Operations of the year ended May 31, 1997.
   Statement of Changes in Net Asset for each of the two years in the period ended May 31, 1997.
   Financial Highlights for each of the years in the period ended May 31, 1997. Schedule of Investments as of May 31, 1997.
   Notes to Financial Statements.
   Report of Independent Auditors.
   Statement of Assets and Liabilities as of November 30, 1997 (unaudited). Statement of Operations for the six months ended November 30, 1997
    (unaudited).
   Statement of Changes in Net Assets for the six months ended November 30,
    1997 (unaudited).
   Notes to Financial Statements (unaudited).
   Financial Highlights for the period ended November 30, 1997 (unaudited). Schedule of Investments as of November 30, 1997 (unaudited).

     (b) Exhibits:

     The exhibits to this Registration Statement are listed in the Exhibits Index hereto and are incorporated herein by reference.

Item 25. Persons Controlled by or under Common Control with Registrant

     No person is directly or indirectly controlled by or under common control with Registrant.

Item 26. Number of Holders of Securities

     As of February 2, 1998 the number of record holders of shares of Registrant was as follows:

                                                                         Number of
               Series                            Title of Class        Record Holders
               ------                            --------------        --------------
John Hancock Strategic Income Fund               Class A Shares          30,189
                                                 Class B Shares          20,608

John Hancock Sovereign U.S. Government Fund      Class A Shares          39,310
                                                 Class B Shares           6,626

Item 27. Indemnification

     (a) Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article VII of the Registrant's By Laws included as Exhibit 2 herein.

     (b) Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds" ) has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

     Section 9(a) of the By-Laws of John Hancock Mutual Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

     Article IX of the respective By-Laws of John Hancock Funds and John Hancock Advisers, Inc.("the Adviser") provide as follows:

"Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the Corporation or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

"Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person."

Insofar as indemnification for liabilities under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Declaration of Trust and By-Laws of John Hancock Funds, the Adviser, or the Insurance Company or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Advisers

     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 29. Principal Underwriters

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Special Equities Fund, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II and John Hancock Investment Trust III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------
Edward J. Boudreau, Jr.            Director, Chairman, President and      Trustee, Chairman and Chief
101 Huntington Avenue                   Chief Executive Officer                Executive Officer
Boston, Massachusetts

Robert H. Watts                         Director, Executive Vice                      None
John Hancock Place                   President and Chief Compliance
P.O. Box 111                                    Officer
Boston, Massachusetts

Robert G. Freedman                              Director                    Vice Chairman and Chief
101 Huntington Avenue                                                          Investment Officer
Boston, Massachusetts

Richard O. Hansen                        Senior Vice President                        None
101 Huntington Avenue
Boston, Massachusetts

Osbert M. Hood                           Senior Vice President                        None
101 Huntington Avenue                             and
Boston, Massachusetts                   Chief Financial Officer

David A. King                                   Director                              None
101 Huntington Avenue
Boston, Massachusetts

James B. Little                          Senior Vice President             Senior Vice President and
101 Huntington Avenue                                                       Chief Financial Officer
Boston, Massachusetts

John A. Morin                        Vice President and Secretary              Vice President
101 Huntington Avenue
Boston, Massachusetts

Susan S. Newton                             Vice President                     Vice President
101 Huntington Avenue                                                           and Secretary
Boston, Massachusetts

Christopher M. Meyer                   Second Vice President and                    None
101 Huntington Avenue                          Treasurer
Boston, Massachusetts

Stephen L. Brown                               Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                              Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts


                                      C-4

       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

Jeanne M. Livermore                            Director                             None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                            Director                            Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Anne C. Hodsdon                                Director                           President
101 Huntington Avenue
Boston, Massachusetts

John M. DeCiccio                               Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Foster  L. Aborn                               Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro                          Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher                            Director                              None
53 State Street
Boston, Massachusetts

James V. Bowhers                       Executive Vice President                      None
101 Huntington avenue
Boston, Massachusetts

Anthony P. Petrucci                    Executive Vice President                      None
101 Huntington Avenue
Boston, Massachusetts

Charles H. Womack                        Senior Vice President                       None
6501 Americas Parkway
Suite 950
Albuquerque, New Mexico

Keith F. Hartstein                       Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Griselda Lyman                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

                                      C-5


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

Karen F. Walsh                              Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Kristine Pancare                            Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

Gary Cronin                                 Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

J. William Benintende                       Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

     (c) None.

Item 30. Location of Accounts and Records

     The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to
     Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of Registrant's Transfer Agent and Custodian.

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

     (a) Not applicable

     (b) Not applicable

     (c) Registrant hereby undertakes to furnish each person to whom a prospectus with respect to a series of the Registrant is delivered with a copy of the latest annual report to shareholders with respect to that series upon request and without charge.

     (d) Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940, as amended which relates to the assistance to be rendered to shareholders by the Trustees of the Registrant in calling a meeting of shareholders for the purpose of voting upon the question of the removal of a trustee.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 21st day of February, 1998.

                                                  JOHN HANCOCK STRATEGIC SERIES

                                                  By:           *
                                                      --------------------------
                                                      Edward J. Boudreau, Jr.
                                                      Chairman

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                          Title                                   Date
         ---------                          -----                                   ----

------------------------           Chairman
Edward J. Boudreau, Jr.*           (Principal Executive Officer)

/s/ James B. Little
------------------------           Senior Vice President and Chief              February 21, 1998
James B. Little                    Financial Officer (Principal
                                   Financial and Accounting Officer)

------------------------           Trustee
Dennis S. Aronowitz*

------------------------           Trustee
Richard P. Chapman, Jr.*

------------------------           Trustee
William J. Cosgrove*

------------------------           Trustee
Douglas M. Costle*

------------------------           Trustee
Leland O. Erdahl*

------------------------           Trustee
Richard A. Farrell*

------------------------           Trustee
Gail D. Fosler*

------------------------           Trustee
William F. Glavin*

------------------------           Trustee
Anne C. Hodsdon*


                                      C-7

         Signature                          Title                                   Date
         ---------                          -----                                   ----


------------------------           Trustee
John A. Moore*

------------------------           Trustee
Patti McGill Peterson*

------------------------           Trustee
John W. Pratt*

------------------------           Trustee
Richard S. Scipione*

------------------------           Trustee
Edward J. Spellman*


*By: /s/ Susan S. Newton                                                        February 21, 1998
     --------------------
      Susan S. Newton
      Attorney-in-Fact under
      Powers of Attorney dated
      May 21, 1996 and August
      27, 1996.


                          John Hancock Strategic Series

                                  EXHIBIT INDEX

Exhibit No.                   Exhibit Description

99.B1 Amended and Restated Declaration of Trust of Registrant dated September 21, 1993*

99.B1.1 Instrument Establishing and Designating John Hancock Sovereign U.S. Government Income Fund as an Additional Series at the Registrant and Establishing and Designating Class A and Class B Shares of such Series dated August 27, 1996.****

99.B1.2 Instrument Establishing and Designating Class A and Class B Shares of John Hancock Independence Diversified Core Equity Fund dated May 1, 1995.*

99.B1.3     Amendment to Declaration of Trust dated September 7, 1993.*

99.B1.4     Amendment to Declaration of Trust dated March 5, 1996.***

99.B1.5 Abolition of John Hancock Independence Equity Fund and John Hancock Utilities Fund dated August 27, 1996.****

99.B2       Amended and Restated By-Laws dated December 3, 1996.****

99.B4       Specimen share certificate for the Registrant.*

99.B5 Investment Management Contract between John Hancock Strategic Income Fund and John Hancock Advisers, Inc. dated January 1, 1994.*

99.B5.1 Investment Management Contract between John Hancock Sovereign U.S. Government Income Fund and John Hancock Advisers, Inc. dated August 30, 1996.****

99.B6 Distribution Agreement between Registrant and John Hancock Funds, Inc. (formerly named John Hancock Broker Distribution Services, Inc.) dated August 1, 1991.*

99.B6.1 Amendment to Distribution Agreement between Registrant and John Hancock Funds, Inc. dated February 1, 1994.*

99.B6.2 Form of Soliciting Dealer Agreement between John Hancock Funds, Inc. and Selected Dealers.*

99.B6.3 Form of Financial Institution Sales and Service Agreement between John Hancock Funds, Inc. and Selected Financial Institutions.*

99.B6.4 Amendment to Distribution Agreement between Registrant and John Hancock Funds, Inc. dated August 30, 1996.****

99.B7       None

99.B8 Master Custodian Agreement between John Hancock Mutual Funds (including Registrant) and Investors Bank & Trust Company dated December 15, 1992.*

99.B9 Master Transfer Agency and Service Agreement between Registrant and John Hancock Signature Services, Inc. dated June 3, 1997.*****

99.B9.1 Accounting and Legal Services Agreement between John Hancock Advisers, Inc. and Registrant as of January 1, 1996.****

Exhibit No.                   Exhibit Description
-----------                   -------------------

99.B10      None

99.B11      Auditors Consent.+

99.B12      Not applicable.

99.B13      None

99.B14      None

99.B15 Class A Distribution Plan between John Hancock Strategic Income Fund and John Hancock Funds, Inc.**

99.B15.1 Class B Distribution Plan between John Hancock Strategic Income and John Hancock Funds, Inc.*

99.B15.2 Class A Distribution Plan between John Hancock Sovereign U.S. Government Income Fund and John Hancock Funds, Inc.****

99.B15.3 Class B Distribution Plan between John Hancock Sovereign U.S. Government Income Fund and John Hancock Funds, Inc.****

99.B16      Schedule for Computation of Yield and Total Return.*

99.B17 Powers of Attorney dated May 5, 1987, June 24, 1986, November 15, 1988, October 23, 1990, October 15, 1991 and January 1, 1994.*

27.1A       Sovereign U.S. Government Income - Annual
27.1B       Sovereign U.S. Government Income - Annual
27.2A       Strategic Income Fund - Annual
27.2B       Strategic Income Fund - Annual
27.3A       Sovereign U.S. Government Income - Semi-Annual
27.3B       Sovereign U.S. Government Income - Semi-Annual
27.4A       Strategic Income Fund - Semi-Annual
27.4B       Strategic Income Fund - Semi-Annual


* Previously filed electronically with post-effective amendment number 21 (file nos. 811-4651, 33-5186 on June 29, 1995, accession number 0000950146-95-000353.

** Previously filed with post-effective amendment number 22 (file nos. 811-4651; 33-5186) on February 9, 1996, accession number
     0000950146-96-000307.

*** Previously filed electronically with post-effective amendment number 24 (file nos. 811-4651 and 33-5186) on August 29, 1996, accession number 0001010521-96-000150.

**** Previously filed  electronically  with  post-effective  amendment number 25
     (file nos. 811-4651 and 33-5186) on February 27, 1997 accession number 0001010521-97-000230.

*****Previously  filed  with  post-effective  amendment  number  26  (file  nos.
     811-4651   and   33-5186)  on  September   25,   1997,   accession   number
     0001010521-97-000402.

+    Filed herewith.